Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	IMPRIMIS PHARMACEUTICALS, INC.
Entity Central Index Key	0001360214
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 146,711	$ 146,160	$ 291,462
Prepaid expenses and other current assets	63,773	14,797	60,492
Total current assets	210,484	160,957	351,954
Computer equipment, net	14,203	0	338
TOTAL ASSETS	224,687	160,957	352,292
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	256,708	218,612	73,632
Accounts payable - related party	0	56,087	0
Accrued Phase 3 expenses	55,784	55,784	111,871
Accrued expenses and payroll liabilities	9,048	0	69,532
Deferred revenue	0	100,000	80,000
Notes payable - related party	608,959	300,000	0
Current portion of convertible note payable and accrued interest	0	1,130,479	0
Total current liabilities	930,499	1,860,962	335,035
Convertible note payable and accrued interest	0	0	1,055,479
TOTAL LIABILITIES	930,499	1,860,962	1,390,514
Commitments and contingencies
STOCKHOLDERS' DEFICIT
Series A convertible preferred stock, $0.001 par value, 10 shares authorized, 10 and 0 shares issued and outstanding at December 31, 2011 and 2010, respectively	0	0	0
Common stock, $0.001 par value, 395,000,000 shares authorized, 11,174,025 and 1,987,601 issued and outstanding at March 31, 2012 and December 31, 2011, respectively	11,174	1,988	1,992
Additional paid-in capital	19,182,835	16,818,740	16,426,583
Deficit accumulated during the development stage	(19,899,821)	(18,520,733)	(17,466,797)
TOTAL STOCKHOLDERS' DEFICIT	(705,812)	(1,700,005)	(1,038,222)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 224,687	$ 160,957	$ 352,292

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' deficit
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, Authorized	5,000,000	5,000,000	5,000,000
Preferred stock, Issued	10	10	0
Preferred stock, outstanding	10	10	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	395,000,000	50,000,000	50,000,000
Common stock, issued shares	11,174,025	1,987,601	1,991,508
Common stock, outstanding shares	11,174,025	1,987,601	1,991,508

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended		161 Months Ended	164 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
License revenues	$ 100,000	$ 0	$ 0	$ 0	$ 0	$ 100,000
Operating Expenses:
Selling, general and administrative	308,956	326,604	827,674	2,307,972	9,573,327	9,882,283
Research and development	142,963	87,216	111,554	194,588	7,820,258	7,963,221
Loss from operations	(351,919)	(413,820)	(939,228)	(2,502,560)	(17,393,585)	(17,745,504)
Other income (expense)
Interest expense	(21,082)	(18,493)	(75,000)	(55,479)	(1,706,234)	(1,727,316)
Interest income	0	0	0	512	127,581	127,581
Loss from extinguishment of debt	(1,006,087)	0	0	0	0	(1,006,087)
Gain on settlement	0	0	0	0	375,000	375,000
Gain on forgiveness of liabilities	0	0	60,292	26,299	176,505	176,505
Total other expense, net	(1,027,169)	(18,493)	(14,708)	(28,668)	(1,027,148)	(2,054,317)
Net loss	(1,379,088)	(432,313)	(953,936)	(2,531,228)	(18,420,733)	(19,799,821)
Deemed dividend to preferred stockholders	0	0	(100,000)	0	(100,000)	(100,000)
Net loss attributable to common stockholders	$ (1,379,088)	$ (432,313)	$ (1,053,936)	$ (2,531,228)	$ (18,520,733)	$ (19,899,821)
Net loss per common share, basic and diluted	$ (0.26)	$ (0.22)	$ (0.53)	$ (1.28)
Weighted average common shares outstanding, basic and diluted	5,316,391	1,991,508	1,989,014	1,973,155

Consolidated Statements of Shareholders' Equity (Unaudited) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Deficit accumulated during the development stage	Total
Beginning Balance - Amount at Jun. 23, 1998	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance - Shares at Jun. 23, 1998	0
Estimated fair value of services contributed by stockholders			100,000		100,000
Net loss				(100,000)	(100,000)
Ending Balance, Amount at Dec. 31, 1998	0	0	100,000	(100,000)	0
Ending Balance, Shares at Dec. 31, 1998	0
Estimated fair value of services contributed by stockholders			200,000		200,000
Net loss				(204,000)	(204,000)
Ending Balance, Amount at Dec. 31, 1999	0	0	300,000	(304,000)	(4,000)
Ending Balance, Shares at Dec. 31, 1999	0
Issuance of common stock, Shares		937,500
Issuance of common stock, Amount		937	5,063		6,000
Estimated fair value of services contributed by stockholders			200,000		200,000
Net loss				(213,092)	(213,092)
Ending Balance, Amount at Dec. 31, 2000	0	937	505,063	(517,092)	(11,092)
Ending Balance, Shares at Dec. 31, 2000	0	937,500
Estimated fair value of services contributed by stockholders			200,000		200,000
Net loss				(208,420)	(208,420)
Ending Balance, Amount at Dec. 31, 2001	0	937	705,063	(725,512)	(19,512)
Ending Balance, Shares at Dec. 31, 2001	0	937,500
Estimated fair value of services contributed by stockholders			200,000		200,000
Net loss				(228,217)	(228,217)
Ending Balance, Amount at Dec. 31, 2002	0	937	905,063	(953,729)	(47,729)
Ending Balance, Shares at Dec. 31, 2002	0	937,500
Estimated fair value of services contributed by stockholders			200,000		200,000
Net loss				(207,196)	(207,196)
Ending Balance, Amount at Dec. 31, 2003	0	937	1,105,063	(1,160,925)	(54,925)
Ending Balance, Shares at Dec. 31, 2003	0	937,500
Estimated fair value of services contributed by stockholders			400,000		400,000
Net loss				(508,226)	(508,226)
Ending Balance, Amount at Dec. 31, 2004	0	937	1,505,063	(1,669,151)	(163,151)
Ending Balance, Shares at Dec. 31, 2004	0	937,500
Capital contributions			14,200		14,200
Issuance of common stock, Shares		2,453,125
Issuance of common stock, Amount		2,453	13,247		15,700
Excercise of stock options and warrants, Shares		15,625
Excercise of stock options and warrants, Amount		16	84		100
Estimated fair value of services contributed by stockholders			400,000		400,000
Net loss				(539,622)	(539,622)
Ending Balance, Amount at Dec. 31, 2005	0	3,406	1,932,594	(2,208,773)	(272,773)
Ending Balance, Shares at Dec. 31, 2005	0	3,406,250
Capital contributions			48,600		48,600
Issuance of common stock, Shares		375,000
Issuance of common stock, Amount		375	2,025		2,400
Estimated fair value of services contributed by stockholders			400,000		400,000
Net loss				(584,232)	(584,232)
Ending Balance, Amount at Dec. 31, 2006	0	3,781	2,383,219	(2,793,005)	(406,005)
Ending Balance, Shares at Dec. 31, 2006	0	3,781,250
Capital contributions			105,907		105,907
Issuance of common stock, Shares		3,984,374
Issuance of common stock, Amount		3,985	21,515		25,500
Excercise of stock options and warrants, Shares		39,063
Excercise of stock options and warrants, Amount		39	211		250
Estimated fair value of services contributed by stockholders			175,000		175,000
Forgiveness of notes payable and interest			241,701		241,701
Issuance of restricted common stock, Shares		195,313
Issuance of restricted common stock, Amount		195	(195)		0
Issuance of common stock in connection with merger, Shares		1,849,993
Issuance of common stock in connection with merger, Amount		1,850	(1,850)		0
Net proceeds from private placement offering issued, Shares		2,071,834
Net proceeds from private placement offering issued, Amount		2,072	3,835,719		3,837,791
Issuance of common stock related to conversion of senior convertible notes payable and accrued interest, Shares		1,530,177
Issuance of common stock related to conversion of senior convertible notes payable and accrued interest, Amount		1,530	1,528,647		1,530,177
Beneficial conversion feature upon conversion of senior convertible notes payable			1,530,177		1,530,177
Issuance of common stock, warrants and stock options for consulting service agreements, Shares		275,000
Issuance of common stock, warrants and stock options for consulting service agreements, Amount		275	549,725		550,000
Stock-based compensation			184,522		184,522
Net loss				(4,284,540)	(4,284,540)
Ending Balance, Amount at Dec. 31, 2007	0	13,727	10,554,298	(7,077,545)	3,490,480
Ending Balance, Shares at Dec. 31, 2007	0	13,727,004
Issuance of restricted common stock, Shares		25,000
Issuance of restricted common stock, Amount		25	(25)		0
Net proceeds from private placement offering issued, Shares		1,818,180
Net proceeds from private placement offering issued, Amount		1,818	3,939,483		3,941,301
Issuance of common stock, warrants and stock options for consulting service agreements, Shares		(13,901)
Issuance of common stock, warrants and stock options for consulting service agreements, Amount		(14)	(117,979)		(117,993)
Stock-based compensation			562,442		562,442
Net loss				(3,304,388)	(3,304,388)
Ending Balance, Amount at Dec. 31, 2008		15,556	14,938,219	(10,381,933)	4,571,842
Ending Balance, Shares at Dec. 31, 2008		15,556,283
Excercise of stock options and warrants, Shares		50,000
Excercise of stock options and warrants, Amount		50	49,450		49,500
Issuance of common stock, warrants and stock options for consulting service agreements, Shares		45,778
Issuance of common stock, warrants and stock options for consulting service agreements, Amount		46	121,409		121,455
Stock-based compensation			388,050		388,050
Net loss				(4,553,636)	(4,553,636)
Ending Balance, Amount at Dec. 31, 2009	0	15,652	15,497,128	(14,935,569)	577,211
Ending Balance, Shares at Dec. 31, 2009	0	15,652,061
Accretion of preferred stock discount					0
Capital contributions					0
Estimated fair value of services contributed by stockholders					0
Forgiveness of notes payable and interest					0
Issuance of restricted common stock, Shares		50,000
Issuance of restricted common stock, Amount		50	12,033		12,083
Net proceeds from private placement offering issued, Amount					0
Issuance of common stock related to conversion of senior convertible notes payable and accrued interest, Amount					0
Issuance of common stock, warrants and stock options for consulting service agreements, Shares		230,000
Issuance of common stock, warrants and stock options for consulting service agreements, Amount		230	367,670		367,900
Stock-based compensation			535,812		535,812
Net loss				(2,531,228)	(2,531,228)
Ending Balance, Amount at Dec. 31, 2010	0	15,932	16,412,643	(17,466,797)	(1,038,222)
Ending Balance, Shares at Dec. 31, 2010	0	15,932,061
Forfeiture of unvested restricted stock, Shares		(31,250)
Forfeiture of unvested restricted stock, Amount		(31)	3,363		3,332
Issuance of Series A Preferred Stock, Shares	10
Issuance of Series A Preferred Stock, Amount	0		100,000		100,000
Preferred stock beneficial conversion feature			100,000		100,000
Accretion of preferred stock discount				(100,000)	(100,000)
Estimated fair value of stock options granted to former employees in forgiveness of liabilities			11,400		11,400
Capital contributions					0
Estimated fair value of services contributed by stockholders					0
Forgiveness of notes payable and interest					0
Net proceeds from private placement offering issued, Amount					0
Issuance of common stock related to conversion of senior convertible notes payable and accrued interest, Amount					0
Issuance of common stock, warrants and stock options for consulting service agreements, Amount					0
Stock-based compensation			177,421		177,421
Net loss				(953,936)	(953,936)
Ending Balance, Amount at Dec. 31, 2011	$ 0	$ 15,901	$ 16,804,827	$ (18,520,733)	$ (1,700,005)
Ending Balance, Shares at Dec. 31, 2011	10	15,900,811

Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		161 Months Ended	164 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,379,088)	$ (432,313)	$ (953,936)	$ (2,531,228)	$ (18,420,733)	$ (19,799,821)
Adjustments to reconcile net loss to net cash used in operating activities:
Estimated fair value of contributed services	0	0	0	0	2,475,000	2,475,000
Gain on forgiveness of liabilities	0	0	(60,292)	(26,299)	(176,505)	(176,505)
Amortization of prepaid consulting fees	0	0	0	235,600	807,608	807,608
Depreciation	404	264	338	1,056	3,154	3,558
Loss from extinguishment of debt	1,006,087	0	0	0	0	1,006,087
Non-cash interest on notes payable	21,083	18,493	75,000	55,479	1,706,234	1,727,317
Stock-based compensation	118,504	68,820	192,153	680,195	2,128,816	2,247,320
Payments made on behalf of Company by related party	0	0	254,142	0	254,142	254,142
Changes in assets and liabilities:
Prepaid consulting costs	0	0	0	0	(140,000)	(140,000)
Prepaid expenses and other current assets	(48,976)	(1,574)	45,695	20,425	(14,797)	(63,773)
Accounts payable	38,096	87,184	144,980	(607,382)	308,526	346,622
Accrued Phase Three expenses	0	0	0	(231,762)	111,871	111,871
Accrued expenses and payroll liabilities	9,048	38,530	(9,240)	25,605	86,591	95,639
Deferred revenue	(100,000)	0	20,000	80,000	100,000	0
NET CASH USED IN OPERATING ACTIVITIES	(334,842)	(220,596)	(291,160)	(2,298,311)	(10,770,093)	(11,104,935)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of fixed assets	(14,607)	0	0	0	(3,154)	(17,761)
NET CASH USED IN INVESTING ACTIVITIES	(14,607)	0	0	0	(3,154)	(17,761)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of notes payable to stockholders	300,000	0	300,000	0	526,300	826,300
Proceeds received in connection with debt modification	50,000	0	0	0	0	50,000
Proceeds from issuance of preferred stock	0	0	100,000	0	100,000	100,000
Proceeds from notes payable	0	0	0	1,000,000	2,500,000	2,500,000
Cash advances from related party	0	0	27,537	0	27,537	27,537
Repayment of advances from related party	0	0	(281,679)	0	(281,679)	(281,679)
Capital contributions	0	0	0	0	168,707	168,707
Net proceeds from purchase of common stock and exercise of warrants and stock options	0	0	0	0	99,450	99,450
Proceeds from Private Placements	0	0	0	0	7,779,092	7,779,092
NET CASH PROVIDED BY FINANCING ACTIVITIES	350,000	0	145,858	1,000,000	10,919,407	11,269,407
NET CHANGE IN CASH AND CASH EQUIVALENTS	551	(220,596)	(145,302)	(1,298,311)	146,160	146,711
CASH AND CASH EQUIVALENTS BALANCES, beginning of period	146,160	291,462	291,462	1,589,773
CASH AND CASH EQUIVALENTS BALANCES, end of period	146,711	70,866	146,160	291,462	146,160	146,711
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Issuance of and adjustment to common stock and warrants to consulting firms for prepaid consulting fees	0	0	0	0	432,007	432,007
Conversion of related party accounts payable into common stock	56,087	0	0	0	0	56,087
Conversion of notes payable and accrued interest into common stock	1,142,603	0	0	0	1,530,177	2,672,780
Forgiveness of notes payable and accrued interest to stockholders	0	0	0	0	241,701	241,701
Conversion of advances to notes payable to stockholders	0	0	0	0	196,300	196,300
Accretion of preferred stock discount	0	0	(100,000)	0	(100,000)	100,000
Related party acquisition of Phase three liabilities	$ 0	$ 0	$ 56,087	$ 0	$ 56,087	$ 56,087

1. ORGANIZATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
ORGANIZATION

NOTE 1. ORGANIZATION

On February 28, 2012, the Company changed its name from Transdel Pharmaceuticals, Inc. to Imprimis Pharmaceuticals, Inc. All prior references to Transdel Pharmaceuticals, Inc. have been changed to Imprimis to reflect the change.

Imprimis Pharmaceuticals, Inc. (“Imprimis” or “Company”) is a specialty pharmaceutical company developing non-invasive, topically delivered products. The Company’s innovative patented Accudel cream formulation technology is designed to facilitate the effective penetration of a variety of products through the skin barrier. Impracor , the Company’s lead pain product, utilizes the Accudel platform technology to deliver the active drug, ketoprofen, a non-steroidal anti-inflammatory drug (“NSAID”), through the skin directly into the underlying musculoskeletal and soft tissues where the drug exerts its anti-inflammatory and analgesic effects. The Company intends to leverage its Accudel platform technology to expand and create a portfolio of topical products for a variety of indications.

As described in Note 4, the Company, on June 26, 2011, filed a voluntary petition for reorganization relief under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the Southern District of California (the “Bankruptcy Court”), Case No. 11-10497-11 (the “Chapter 11 Case”). On November 21, 2011, in connection with the transactions described throughout these notes to the consolidated financial statements, the Company requested that the Bankruptcy Court dismiss the Chapter 11 Case, and on December 9, 2011, the Bankruptcy Court entered an order dismissing the Chapter 11 Case.

2. GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
GOING CONCERN

NOTE 2. GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred recurring operating losses, had negative operating cash flows and has not recognized any significant revenues since July 24, 1998 (Inception). In addition, the Company had a deficit accumulated during the development stage of approximately $19.9 million at March 31, 2012. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s continuation as a going concern is dependent on its ability to obtain additional financing to fund operations, implement its business model, and ultimately, to attain profitable operations. In order to execute the second Phase 3 clinical trial and other supportive safety studies for Impracor (formerly referred to as Ketotransdel), which are required by the U.S. Food and Drug Administration (“FDA”) to obtain final regulatory approval for Impracor, the Company will need to secure additional funds through various means, including equity and debt financing, funding from a corporate partnership or licensing arrangement or any similar financing.

On April 25, 2012, the Company closed a private placement with several accredited investors, whereby the Company issued an aggregate of 10,058,455 shares of common stock and warrants to purchase an aggregate of 2,514,642 shares of common stock, for gross proceeds to the Company of approximately $7.95 million. The Company expects to use proceeds from this offering to fund its operations and begin additional clinical studies. However, to fully execute on the Company’s business plan, management believes the Company will need to raise additional funds of not less than $7 million. There can be no assurance that the Company will be able to obtain additional debt or equity financing, if and when needed, on terms acceptable to the Company. Any additional equity or debt financing may involve substantial dilution to the Company’s stockholders, restrictive covenants or high interest costs. The failure to raise needed funds on sufficiently favorable terms could have a material adverse effect on the execution of the Company’s business plan, operating results and financial condition. The Company’s long term liquidity also depends upon its ability to generate revenues from the sale of its products and achieve profitability. The failure to achieve these goals could have a material adverse effect on the execution of the Company’s business plan, operating results and financial condition. The Company intends to raise additional financing to fund its operations through various means, including equity or debt financing, funding from a corporate partnership or licensing arrangement or any similar financing. However, there is no assurance that sufficient financing will be available or, if available, on terms that would be acceptable to the Company.

The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 2. GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred recurring operating losses, had negative operating cash flows and has not recognized any revenues since July 24, 1998 (Inception). In addition, the Company had a deficit accumulated during the development stage of $18.5 million at December 31, 2011. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s continuation as a going concern is dependent on its ability to obtain additional financing to fund operations, implement its business model, and ultimately, to attain profitable operations. In order to execute the second Phase 3 clinical trial and other supportive safety studies for Impracor , which are required by the U.S. Food and Drug Administration (“FDA”) to obtain final regulatory approval for Impracor , the Company will need to secure additional funds through various means, including equity and debt financing, funding from a corporate partnership or licensing arrangement or any similar financing. There can be no assurance that the Company will be able to obtain additional debt or equity financing, if and when needed, on terms acceptable to the Company. Any additional equity or debt financing may involve substantial dilution to the Company’s stockholders, restrictive covenants or high interest costs. The failure to raise needed funds on sufficiently favorable terms could have a material adverse effect on the execution of the Company’s business plan, operating results and financial condition. The Company’s long term liquidity also depends upon its ability to generate revenues from the sale of its products and achieve profitability. The failure to achieve these goals could have a material adverse effect on the execution of the Company’s business plan, operating results and financial condition. The Company intends to raise additional financing to fund its operations through various means, including equity or debt financing, funding from a corporate partnership or licensing arrangement or any similar financing. However, there is no assurance that sufficient financing will be available or, if available, on terms that would be acceptable to the Company.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Company and Background

Imprimis Pharmaceuticals, Inc. (“Imprimis” or the “Company”), is a specialty pharmaceutical company developing non-invasive, topically delivered products. The Company’s patented Accudel cream formulation technology is designed to facilitate the effective penetration of a variety of products through the tough skin barrier. Impracor, the Company’s lead pain product, utilizes the Accudel platform technology to deliver the active drug, ketoprofen, a non-steroidal anti-inflammatory drug (“NSAID”), through the skin directly into the underlying tissues where the drug exerts its anti-inflammatory and analgesic effects. The Company intends to leverage the Accudel platform technology to expand and create a portfolio of topical products for a variety of indications.

Basis of Presentation

On February 28, 2012, the Company changed its name from Transdel Pharmaceuticals, Inc. to Imprimis Pharmaceuticals, Inc. All prior references to Transdel Pharmaceuticals, Inc. have been changed to Imprimis to reflect the change. On February 28, 2012, the Company effected a one-for-eight reverse stock split. All per share amounts and calculations in this report reflect this change.

Imprimis has prepared the accompanying interim condensed unaudited consolidated financial statements in accordance with accounting principles generally accepted in the United Stated States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.  In the opinion of management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation have been included.  Operating results for the three months ended March 31, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.  For further information, refer to the Company’s audited consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

Principles of Consolidation

On September 17, 2007, Imprimis entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) by and among Imprimis, Transdel Pharmaceuticals Holdings, Inc., a privately held Nevada corporation (“Transdel Holdings”), and Trans-Pharma Acquisition Corp., a newly formed, wholly-owned Delaware subsidiary of Imprimis (“Acquisition Sub”). Upon closing of the merger transaction contemplated under the Merger Agreement (the “Merger”), Acquisition Sub merged with and into Transdel Holdings, and Transdel Holdings, as the surviving corporation, became a wholly-owned subsidiary of Imprimis.

In connection with the merger, 231,249 of Imprimis common shares remain outstanding and all other outstanding shares of Imprimis were cancelled. Also, at the closing of the Merger, each share of Transdel Holdings common stock issued and outstanding immediately prior to the closing of the Merger was exchanged for the right to receive 1.25 of one share of Imprimis’ common stock. An aggregate of 1,000,000 shares of Imprimis’ common stock, which includes 24,414 shares of restricted stock which were subject to forfeiture, were issued to the holders of Transdel Holdings’ common stock. As a result of the transaction, the former owners of Transdel Holdings became the controlling stockholders of Imprimis. Accordingly, the merger of Transdel Holdings and Imprimis is a reverse merger that has been accounted for as a recapitalization of Transdel Holdings.

Effective on September 17, 2007, and for all reporting periods thereafter, Imprimis’ operating activities, including any prior comparative period, include only those of Transdel Holdings. All references to share and per share amounts in the accompanying consolidated financial statements and footnotes have been restated to reflect the aforementioned share exchange. All significant intercompany accounts and transactions have been eliminated in consolidation.

On June 20, 2011, Transdel Holdings was merged with Imprimis Pharmaceuticals, Inc., at which time Transdel Holdings ceased as a corporation, and Imprimis Pharmaceuticals, Inc. remains as the sole surviving corporation.

Development Stage Enterprise

The Company is a development stage company as defined under Financial Accounting Standards Board (“FASB”) guidance. The Company is devoting substantially all of its present efforts to establish a new business, and its planned principal operations have not yet commenced. All losses accumulated since inception have been considered as part of the Company’s development stage activities.

These consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a development stage enterprise and has sustained significant losses since inception and expects to continue to incur losses.

Research and Development

The Company expenses all costs related to research and development as they are incurred.

Revenue Recognition and Deferred Revenue

The Company will recognize revenues in accordance with FASB guidance, which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectibility is reasonably assured. Determination of criteria (3) and (4) will be based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectibility of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments will be provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product has not been delivered or for which services have not been rendered or are subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or services have been rendered or no refund will be required.

For the three months ended March 31, 2012, the Company recorded $100,000 in revenues for non-refundable royalty advances, which were previously deferred. The Company does not anticipate that it will generate any significant revenues until one or more of its drug candidates are approved by the FDA or until the Company is able to commercialize one or more of its cosmetic products. Also, effective sales and marketing support must be in place for either the drug candidates or the cosmetic products in order to generate any revenues. The FDA approval process is highly uncertain and the Company cannot estimate when it will generate revenues at this time from sales of its products.

Income Taxes

Income tax expense is provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due, plus deferred taxes.  Deferred taxes are recognized for differences between the basis of assets and liabilities for financial statement and income tax purposes.  The differences relate primarily to the effects of net operating loss carry forwards and differing basis, depreciation methods, and lives of depreciable assets. The deferred tax assets represent the future tax return consequences of those differences, which will be deductible when the assets are recovered.

No income tax benefit (expense) was recognized for the three months ended March 31, 2012 as a result of tax losses in this period and because deferred tax benefits, derived from the Company’s prior net operating losses, were previously fully reserved. The Company had federal and California net operating loss carryforwards of approximately $12.5 million and $12.3 million, respectively.

The Company is subject to taxation in the United States and California. The Company’s tax years for 2000 and forward are subject to examination by the United States and state tax authorities due to the carry forward of unutilized net operating losses

Cash and Cash Equivalents

Cash equivalents include short-term, highly liquid investments with maturities of three months or less at the time of acquisition.

Concentrations of Credit Risk

A financial instrument which potentially subjects the Company to concentrations of credit risk is cash.  The Company places its cash with financial institutions deemed by management to be of high credit quality. The Federal Deposit Insurance Corporation (“FDIC”) provides basic deposit coverage with limits to $250,000 per owner. In addition to the basic insurance deposit coverage, the FDIC is providing temporary unlimited coverage for noninterest-bearing transaction accounts from December 31, 2010 to December 31, 2012. At March 31, 2012, there were no uninsured deposits.

Furniture and Equipment

Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of three to five years.

Furniture and equipment, net, as of March 31, 2012 and December 31, 2011 consisted of the following:

	March 31,	December 31,
	2012	2011
Furniture and Equipment, net:
Computer Software and Hardware	$5,640	$-
Furniture and Equipment	8,967	-
Total	14,607
Accumulated Depreciation	(404)	-
Total	$14,203	$-

During the three months ended March 31, 2012 and 2011, the Company recorded $404 and $264, respectively, in depreciation expense.

Fair Value Measurements

Fair value measurements are determined based on the assumptions that market participants would use in pricing an asset or liability. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The established fair value hierarchy prioritizes the use of inputs used in valuation methodologies into the following three levels:

·	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and must be used to measure fair value whenever available.
·	Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
·	Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability. For example, level 3 inputs would relate to forecasts of future earnings and cash flows used in a discounted future cash flows method.

The fair values of the Company’s cash and cash equivalents, accounts payable, amounts due to related parties, accrued expenses and notes payable approximate carrying values due to their short term maturities.

Stock-Based Compensation

All share-based payments to employees, including grants of stock options to employees, directors and consultants and restricted stock grants, are recognized in the financial statements based upon their fair values.

The Company's accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows FASB guidance. As such, the value of the applicable stock-based compensation is periodically remeasured and income or expense is recognized during their vesting terms. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor's performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is primarily recognized over the term of the consulting agreement. In accordance with FASB guidance, an asset acquired in exchange for the issuance of fully vested, nonforfeitable equity instruments should not be presented or classified as an offset to equity on the grantor's balance sheet once the equity instrument is granted for accounting purposes. Accordingly, the Company records the fair value of nonforfeitable equity instruments issued for future consulting services as prepaid consulting fees in its consolidated balance sheets.

Basic and Diluted Loss per Common Share

Basic net loss per common share is computed by dividing net loss for the period by the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing the net loss for the period by the weighted average number of common and common equivalent shares, such as stock options and warrants outstanding during the period.

Basic and diluted net loss applicable to common stock per share is computed using the weighted average number of common shares outstanding during the period. Common stock equivalents (prior to application of the treasury stock, if converted method) from convertible notes, preferred stock, stock options and warrants were 10,569,150 and 543,646 at March 31, 2012 and 2011, respectively, are excluded from the calculation of diluted net loss per share for all periods presented because the effect is anti-dilutive.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management are, among others, the valuation of contributed services, stock options, deferred taxes and stock-based compensation issued to employees and non-employees. Actual results could differ from those estimates.

Unaudited Pro Forma Stockholders’ (Deficit)

The Company has filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission in connection with a proposed public offering of units of its securities. If the offering contemplated by this registration statement is consummated, and the Company raises sufficient equity to meet the listing requirements of the NASDAQ Capital Market, the Company will effect a 1-for-5 reverse stock split of its common stock after the effectiveness of the registration statement and prior to the closing of the offering. The unaudited pro forma consolidated balance sheet as of March 31, 2012 gives effect to the assumed reverse stock split.

Since the 1-for-5 reverse stock split is to be effected after the effectiveness of the registration statement, the historical share information included in the accompanying consolidated financial statements and notes hereto do not assume the reverse stock split, and accordingly, have not be adjusted.

Recently Adopted Accounting Guidance

On January 1, 2012, we adopted guidance issued by the FASB on accounting and disclosure requirements related to fair value measurements. The guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. Adoption of this new guidance did not have a material impact on our condensed consolidated financial statements.

NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and with the rules and regulations of the Securities and Exchange Commission (“SEC”) related to an annual report on Form 10-K. The consolidated financial statements include the accounts of Imprimis Pharmaceuticals Inc. and its wholly-owned subsidiary, Transdel Pharmaceuticals Holdings, Inc. (collectively, the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation. The Company has evaluated subsequent events through the filing date of this Form 10-K, and determined that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes thereto other than as disclosed in the accompanying notes.

Principles of Consolidation

On September 17, 2007, Imprimis entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) by and among Imprimis, Transdel Pharmaceuticals Holdings, Inc., a privately held Nevada corporation (“Transdel Holdings”), and Trans-Pharma Acquisition Corp., a newly formed, wholly-owned Delaware subsidiary of Imprimis (“Acquisition Sub”). Upon closing of the merger transaction contemplated under the Merger Agreement (the “Merger”), Acquisition Sub merged with and into Transdel Holdings, and Transdel Holdings, as the surviving corporation, became a wholly-owned subsidiary of Imprimis.

In connection with the merger, 231,242 of Imprimis common shares remain outstanding and all other outstanding shares of Imprimis were cancelled. Also, at the closing of the Merger, each share of Transdel Holdings common stock issued and outstanding immediately prior to the closing of the Merger was exchanged for the right to receive 1.25 of one share of Imprimis’ common stock. An aggregate of 1,000,000 shares of Imprimis’ common stock, which includes 24,414 shares of restricted stock which were subject to forfeiture, were issued to the holders of Transdel Holdings’ common stock. As a result of the transaction, the former owners of Transdel Holdings became the controlling stockholders of Imprimis. Accordingly, the merger of Transdel Holdings and Imprimis is a reverse merger that has been accounted for as a recapitalization of Transdel Holdings.

Effective on September 17, 2007, and for all reporting periods thereafter, Imprimis’ operating activities, including any prior comparative period, include only those of Transdel Holdings. All references to share and per share amounts in the accompanying consolidated financial statements and footnotes have been restated to reflect the aforementioned share exchange. All significant intercompany accounts and transactions have been eliminated in consolidation.

On June 20, 2011, Transdel Holdings was merged with Imprimis Pharmaceuticals, Inc., at which time Transdel Holdings ceased as a corporation, and Imprimis Pharmaceuticals, Inc. remains as the sole surviving corporation.

Development Stage Enterprise

The Company is a development stage company as defined by the Financial Accounting Standards Board (the “FASB”). The Company is devoting substantially all of its present efforts to establish a new business, and its planned principal operations have not yet commenced. All losses accumulated since inception have been considered as part of the Company’s development stage activities.

These consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a development stage enterprise and has sustained significant losses since inception and expects to continue to incur losses through 2012.

Research and Development

The Company expenses all costs related to research and development as they are incurred.

Revenue Recognition and Deferred Revenue

The Company will recognize revenues in accordance with FASB guidance, which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectibility is reasonably assured. Determination of criteria (3) and (4) will be based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectibility of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments will be provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product has not been delivered or for which services have not been rendered or are subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or services have been rendered or no refund will be required.

As of December 31, 2011, the Company had not generated any revenues and the Company does not anticipate that it will generate any significant revenues until one or more of its drug candidates are approved by the FDA or until the Company is able to commercialize one or more of its cosmetic products. Also, effective sales and marketing support must be in place for either the drug candidates or the cosmetic products in order to generate any revenues. The FDA approval process is highly uncertain and the Company cannot estimate when it will generate revenues at this time from sales of its products.

Cash and Cash Equivalents

Cash equivalents include short-term, highly liquid investments with maturities of three months or less at the time of acquisition.

Concentrations of Credit Risk

A financial instrument which potentially subjects the Company to concentrations of credit risk is cash.  The Company places its cash with financial institutions deemed by management to be of high credit quality. The Federal Deposit Insurance Corporation (“FDIC”) provides basic deposit coverage with limits to $250,000 per owner. In addition to the basic insurance deposit coverage, the FDIC is providing temporary unlimited coverage for noninterest-bearing transaction accounts from December 31, 2010 to December 31, 2012. At December 31, 2011, there were no uninsured deposits.

Computer Equipment

Computer equipment is stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of three years.

During the years ended December 31, 2011 and 2010, the Company recorded $338 and $1,056, respectively, in depreciation expense.

Fair Value Measurements

Fair value measurements are determined based on the assumptions that market participants would use in pricing an asset or liability. US GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The established fair value hierarchy prioritizes the use of inputs used in valuation methodologies into the following three levels:

·	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and must be used to measure fair value whenever available.
·	Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
·	Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability. For example, level 3 inputs would relate to forecasts of future earnings and cash flows used in a discounted future cash flows method.

The fair values of the Company’s cash and cash equivalents, accounts payable, accounts payable due to related parties, accrued expenses and notes payable approximate carrying values due to their short term maturities.

Stock-Based Compensation

All share-based payments to employees, including grants of stock options to employees, directors and consultants and restricted stock grants, are recognized in the consolidated financial statements based upon their fair values.

The Company's accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows FASB guidance. As such, the value of the applicable stock-based compensation is periodically remeasured and income or expense is recognized during their vesting terms. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor's performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is primarily recognized over the term of the consulting agreement. In accordance with FASB guidance, an asset acquired in exchange for the issuance of fully vested, nonforfeitable equity instruments should not be presented or classified as an offset to equity on the grantor's balance sheet once the equity instrument is granted for accounting purposes. Accordingly, the Company records the fair value of nonforfeitable equity instruments issued for future consulting services as prepaid consulting fees in its consolidated balance sheets.

Income Taxes

We account for income taxes under the provision of Accounting Standards Codification 740, “Income Taxes”, or ASC 740. As of December 31, 2011 and 2010, there was no unrecognized tax benefits included in the consolidated balance sheets that would, if recognized, affect the effective tax rate. Our practice is to recognize interest and/or penalties related to income tax matters in income tax expense. We had no accrual for interest or penalties on our consolidated balance sheets at December 31, 2011 and 2010, respectively and have not recognized interest and/or penalties in the consolidated statement of operations for the years ended December 31, 2011 and 2010. We are subject to taxation in the United States and California.

Basic and Diluted Loss per Common Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders for the period by the weighted average number of common and common equivalent shares, such as stock options and warrants outstanding during the period.

Basic and diluted net loss applicable to common stock per share is computed using the weighted average number of common shares outstanding during the period. Common stock equivalents (prior to application of the treasury stock, if converted method) from convertible notes, preferred stock, stock options and warrants were 4,136,10 and 541,335 for the years ended December 31, 2011 and 2010, respectively, are excluded from the calculation of diluted net loss per share for all periods presented because the effect is anti-dilutive.

	For the year ended	For the year ended
	December 31, 2011	December 31, 2010

Net loss	$(953,936)	$(2,531,228)
Deemed dividend to preferred stockholders	(100,000)	-
Numerator – loss attributable to common stockholders	(1,053,936)	(2,531,228)
Denominator – weighted average
number of shares outstanding, basic and diluted	1,989,014	1,973,155
Loss per share, basic and diluted	$(0.53)	$(1.28)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management are, among others, the valuation of contributed services, stock options, deferred taxes and stock-based compensation issued to employees and non-employees. Actual results could differ from those estimates.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update contains the results of the work of the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing fair value measurements in accordance with U.S. GAAP and IFRSs. The amendments in this update are effective for periods beginning after December 15, 2011 and as a result are not yet applicable to the Company. The Company is evaluating the impact of the update on its consolidated financial statements.

Reverse Stock Split

On February 28, 2012, the Company effected a one-for-8 reverse stock split of its common stock. The reverse stock split did not affect the Company’s Series A convertible preferred stock. The accompanying consolidated financial statements and footnotes have been retroactively adjusted to reflect the effects of the reverse stock split. The reverse stock split did not affect the amount of the Company’s equity or its market capitalization.

4. BANKRUPTCY PETITION AND ASSET PURCHASE AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
BANKRUPTCY PETITION AND ASSET PURCHASE AGREEMENT

NOTE 3.  BANKRUPTCY PETITION AND ASSET PURCHASE AGREEMENT

On June 26, 2011, the Company filed a voluntary petition for reorganization relief under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the Southern District of California (the “Bankruptcy Court”), Case No. 11-10497-11 (the “Chapter 11 Case”).  In connection with the Chapter 11 Case, the Company, as seller, and Cardium Healthcare, Inc., a wholly-owned subsidiary of Cardium Therapeutics, Inc., as purchaser (“Cardium”), entered into an Asset Purchase Agreement dated June 26, 2011 (the “Asset Purchase Agreement”) pursuant to which the Company agreed to sell substantially all of its assets  pursuant to Sections 105, 363 and 365 of the Bankruptcy Code, subject to court approval and the satisfaction of certain conditions set forth in the Asset Purchase Agreement.

Consummation of the sale to Cardium was subject to a number of conditions, including, among others, the approval by the Bankruptcy Court of the transactions contemplated by the Asset Purchase Agreement and compliance with certain specified deadlines for actions in connection with the Bankruptcy Case. The Asset Purchase Agreement was terminable by the parties under a number of circumstances, including failure to obtain certain Bankruptcy Court orders by agreed dates.

On July 26, 2011, the Bankruptcy Court denied the Company’s motion to sell its assets pursuant to the Asset Purchase Agreement. On October 7, 2011, the Company terminated the Asset Purchase Agreement pursuant to its terms.   On November 21, 2011, in connection with the transactions described below, the Company requested that the Bankruptcy Court dismiss the Chapter 11 Case and retain jurisdiction to decide matters related to claims brought in the Bankruptcy Case by the Purchaser.  On December 9, 2011, the Bankruptcy Court entered an order dismissing the Chapter 11 Case.  In connection with the dismissal of the Chapter 11 Case, the Bankruptcy Court, among other things, declined to retain jurisdiction over claim objection proceedings and found moot the Company’s objection to certain claims to receive a break-up fee pursuant to the Asset Purchase Agreement of Cardium Therapeutics, Inc. and Cardium Healthcare, Inc., a wholly owned subsidiary of Cardium. The dismissal of the Chapter 11 Case was based upon the provisions of both 11 U.S.C. Sections 305(a) and 1112(b).

NOTE 4.  BANKRUPTCY PETITION AND ASSET PURCHASE AGREEMENT

On June 26, 2011 we filed a voluntary petition for reorganization relief under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the Southern District of California (the “Bankruptcy Court”), Case No. 11-10497-11 (the “Chapter 11 Case”).In connection with the Chapter 11 Case, we, as seller, and Cardium Healthcare, Inc., a wholly-owned subsidiary of Cardium Therapeutics, Inc., as purchaser (“Cardium”), entered into an Asset Purchase Agreement dated June 26, 2011 (the “Asset Purchase Agreement”) pursuant to which we agreed to sell substantially all of our assets  pursuant to Sections 105, 363 and 365 of the Bankruptcy Code, subject to court approval and the satisfaction of certain conditions set forth in the Asset Purchase Agreement.

Consummation of the sale to Cardium was subject to a number of conditions, including, among others, the approval by the Bankruptcy Court of the transactions contemplated by the Asset Purchase Agreement and compliance with certain specified deadlines for actions in connection with the Bankruptcy Case.The Asset Purchase Agreement was terminable by the parties under a number of circumstances, including failure to obtain certain Bankruptcy Court orders by agreed dates.

On July 26, 2011, the Bankruptcy Court denied our motion to sell our assets pursuant to the Asset Purchase Agreement. On October 7, 2011, we terminated the Asset Purchase Agreement pursuant to its terms.   On November 21, 2011, in connection with the transactions described below, we requested that the Bankruptcy Court dismiss the Chapter 11 Case and retain jurisdiction to decide matters related to claims brought in the Bankruptcy Case by Cardium.  On December 9, 2011, the Bankruptcy Court entered an order dismissing the Chapter 11 Case.  In connection with the dismissal of the Chapter 11 Case, the Bankruptcy Court, among other things, declined to retain jurisdiction over claim objection proceedings and found moot our objection to certain claims to receive a break-up fee pursuant to the Asset Purchase Agreement of Cardium Therapeutics, Inc. and Cardium Healthcare, Inc., a wholly owned subsidiary of Cardium.  The dismissal of the Chapter 11 Case was based upon the provisions of both 11 U.S.C. Sections 305(a) and 1112(b).

5. NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTES PAYABLE

NOTE 4. NOTES PAYABLE – RELATED PARTY

Convertible Note – April 2010

On April 5, 2010, the Company issued a Senior Convertible Promissory Note (the “Note”) to an existing investor through a private placement. The Note included an annual interest rate of 7.5% and (unless converted or prepaid, as noted below) all principal and interest was due and payable on its maturity date of April 5, 2012 (“Maturity Date”). At any time prior to the Maturity Date, the investor had the right to convert all or a portion of the outstanding principal and accrued interest at a conversion ratio of one share of Imprimis’s common stock for each $1 (the fair market value of the Company’s common stock on April 5, 2010) owed. Also, at any time prior to the Maturity Date, the Company had the option to prepay the outstanding principal and accrued interest. The Company received gross proceeds from the issuance of the Note in the aggregate amount of $1,000,000. There were no discounts or commissions paid in connection with this private placement. Accrued interest on the Note was $0 and $130,479 at March 31, 2012 and December 31, 2011, respectively, and interest expense was $12,123 and $18,493 for the three months ended March 31, 2012 and 2011, respectively. Following the Company’s bankruptcy petition filed June 26, 2011, as well as the change in ownership control following the issuance of Series A Convertible Preferred Stock, the entire unpaid principal sum of this Note, together with its accrued and unpaid interest became immediately due and payable.

On January 25, 2012, the Board of Directors of the Company approved, and the Company entered into, separate waiver and settlement agreements with the two parties holding the Note. DermaStar International, LLC (“DermaStar”) had previously acquired 80% of the Note in a private transaction with Alexej Ladonnikov, the original purchaser of the Note. Mr. Ladonnikov then became the holder of 20% of the Note.

In connection with each of the waiver and settlement agreements, the holders of the Note each agreed to forever waive their rights to (i) accelerate the entire unpaid principal sum of the Note and all accrued interest pursuant to Section 1 of the Note related to the Company’s Bankruptcy petition filed June 26, 2011, (ii) Section 7 of the Senior Convertible Note Purchase Agreement dated April 5, 2010, regarding the designation and creation of the Series A Convertible Preferred Stock and (iii) certain conversion rights pursuant to Section 3 of the Note related to the change of control that resulted from the sale of the Series A Convertible Preferred Stock. In addition, pursuant to the terms of the waiver and settlement agreement by and between the Company and DermaStar (the “DermaStar Waiver Agreement”), DermaStar and the Company agreed to the mandatory conversion of the 80% of the principal and accrued and unpaid interest of the Note held by DermaStar, at such time as (and not until) the Company has a sufficient number of authorized common shares to effect such a conversion, into the common stock of the Company at a conversion price of $0.13336 (“DermaStar Conversion Price”). Additionally, DermaStar agreed to a mandatory conversion of an additional $56,087 current accounts payable of the Company (“AP Conversion”) held by DermaStar, at such time as (and not until) the Company had a sufficient number of authorized common shares and was able to convert the Note. The AP Conversion was made at the DermaStar Conversion Price.

On February 28, 2012, the Company issued 7,274,812 common shares to DermaStar as payment in full for their 80% ownership of the Note ($800,000), its related accrued interest ($114,082) and $56,087 in accounts payable amounts. The Company has determined this to be a substantial modification to the debt instruments and has applied debt extinguishment accounting to record a loss on extinguishment of debt of $856,087 for the three months ended March 31, 2012.

Pursuant to the terms of the waiver and settlement agreement by and between the Company and Mr. Ladonnikov (the “Ladonnikov Waiver Agreement”), Mr. Ladonnikov and the Company agreed to the mandatory conversion of the twenty percent (20%) of the principal and accrued and unpaid interest of the Note held by Mr. Ladonnikov, at such time as (and not until) the Company has a sufficient number of authorized common shares to effect such a conversion, into the common stock of the Company at a conversion price of $0.12. Additionally, Mr. Ladonnikov agreed to make a one-time payment to the Company, at such time as the Note is converted into Company common stock, of $50,000.

On February 28, 2012, the Company received payment of $50,000 and issued 1,904,338 commons shares to Mr. Ladonnikov as payment in full for his 20% ownership of the Note ($200,000) and its related accrued interest ($28,521). The Company has determined this to be a substantial modification to the debt instrument and has applied debt extinguishment accounting to record a loss on extinguishment of debt of $150,000 ($200,000 Note principal balance less $50,000 cash payment received) for the three months ended March 31, 2012.

Secured Line of Credit – Related Party

On November 21, 2011, the Company entered into a Secured Line of Credit Letter Agreement (the “Line of Credit Agreement”) with DermaStar. The Line of Credit Agreement became effective on December 9, 2011, in connection with the dismissal of the Chapter 11 Case by the Bankruptcy Court.  The line of credit is secured by a blanket security interest in all of the Company’s assets, including its intellectual property.  The Line of Credit Agreement provides for advances to the Company of up to an aggregate of $750,000 (each an “Advance” and collectively the “Loan”), subject to the satisfaction by the Company of certain conditions in connection with the initial Advance and each subsequent Advance.  Each Advance will be made pursuant to a promissory note in favor of DermaStar.  The Company has received advances totaling $600,000 and $300,000 at March 31, 2012 and December 31, 2011, respectively.  The promissory notes accrue interest at 10% annually and mature one year after the effective dates of the respective advance. Accrued interest on the promissory notes was $8,959 at March 31, 2012 and interest expense for the three months ended March 31, 2012 was $8,959. Subsequent to March 31, 2012, the loan was converted into the Company’s common stock (see Note 9).

DermaStar, and its members individually, are control persons of the Company, as they have the ability to direct or cause direction of management and policies of the Company through their ownership.  Also Dr. Robert J. Kammer, a director of the Company, and Mark L. Baum, Esq., Chief Executive Officer of the Company, are managing members and partial owners of DermaStar.

Notes payable consist of the following:

	March 31,	December 31,
	2012	2011
10% note payable due December 2012	$300,000	$300,000
10% note payable due February 2013	150,000	-
10% note payable due March 2013	150,000	-
7.5% convertible note	-	1,000,000
Total convertible notes payable	$600,000	$1,300,000
Less: Current portion	(600,000)	(1,300,000)
Long-term portion	$-	$-

NOTE 5.  NOTES PAYABLE

Convertible Notes – August 2005

In August 2005, the Company issued seven convertible promissory notes in the aggregate amount of $226,300 to various stockholders (collectively, the “Stockholders’ Notes”). The Stockholders’ Notes bore interest at 4% per annum and were to mature on August 25, 2010. In connection with the issuance of the Stockholders’ Notes, the Company granted warrants that were exercisable into an aggregate of 4,443 shares of the Company’s common stock. The warrants were determined to have an insignificant fair value at the time of the grant.

In May 2007, the holders of the Stockholders’ Notes and related warrants forgave the amounts due and forfeited the related warrants. In connection with the forgiveness, the Company recorded additional paid-in capital of $241,701 equal to the value of the Stockholders’ Notes and related accrued interest. Interest expense on the Stockholders’ Notes was $15,401 for the period from Inception through December 31, 2007.

Convertible Notes – May and June 2007

In May and June 2007, the Company issued convertible notes payable to various lenders for an aggregate amount of $1,500,000 (collectively, the “2007 Notes”).  Each of the 2007 Notes included interest at 7% per annum and was to mature on December 16, 2007 (“Maturity Date”). However, as a result of the Merger and Private Placement (see Note 6), the entire outstanding principal amount and accrued interest was converted into the Company’s common stock at a conversion price equal to $8.00 per share, which resulted in the issuance of 191,272 shares.Also, the Company recorded a debt discount of $1,530,177, which was amortized immediately to interest expense upon the conversion of the 2007 Notes.  Excluding the debt discount, interest expense on the 2007 Notes was $30,177 for the period from Inception through December 31, 2008.

Convertible Note – April 2010

On April 5, 2010, the Company issued a Senior Convertible Promissory Note (the “Note”) to an existing investor through a private placement. The Note includes an annual interest rate of 7.5 percent and (unless converted or prepaid, as noted below) all principal and interest are due and payable on its maturity date April 5, 2012 (“Maturity Date”). At any time prior to the Maturity Date, the investor may convert all or a portion of the outstanding principal and accrued interest at a conversion ratio of one share of Imprimis’ common stock for each $1 (the fair market value of the Company’s common stock on April 5, 2010) owed. Also, at any time prior to the Maturity Date, the Company has the option to prepay the outstanding principal and accrued interest. The Company received gross proceeds from the issuance of the Note in the aggregate amount of $1,000,000. There were no discounts or commissions paid in connection with this private placement. Accrued interest on the Note was $130,479 and $55,479 at December 31, 2011 and 2010, respectively,and interest expense on the Note was $75,000 and $55,479 for the years ended December 31, 2011 and 2010, respectively.Following the Company’s bankruptcy petition filed on June 26, 2011, and the change in ownership control following the issuance of preferred stock, the entire unpaid principal sum of this Note, together with its accrued and unpaid interest became immediately due and payable.  Subsequent to the year ended December 31, 2011, the Company, the noteholder and its assignee entered into a waiver and settlement agreement described in Note 14.

Secured Line of Credit – Related Party

On November 21, 2011, the Company entered into a Secured Line of Credit Letter Agreement (the “Line of Credit Agreement”) with DermaStar International, LLC (“DermaStar”).   The Line of Credit Agreement became effective on December 9, 2011, in connection with the dismissal of the Chapter 11 Case by the Bankruptcy Court.  On December 9, 2011, as required by the Line of Credit Agreement, the Company entered into a Security Agreement and an Intellectual Property Security Agreement with DermaStar, pursuant to which the Company granted to DermaStar a blanket security interest in all of its assets, including its intellectual property.  The Line of Credit Agreement provides for advances to the Company of up to an aggregate of $750,000 (each an “Advance” and collectively the “Loan”), subject to the satisfaction by the Company of certain conditions in connection with the initial Advance and each subsequent Advance.  Each Advance will be made pursuant to a Promissory Note in favor of DermaStar.  The Company has received advances totaling $300,000 at December 31, 2011.  The Promissory Notes accrue interest at 10% annually and mature one year after the effective dates of the respective advance.

DermaStar, and its members individually, are control personsof the Company, as they have the ability to direct or cause direction of management and policies of the Company through their ownership.  Also Dr. Robert J. Kammer, a director of the Company, and Mark L. Baum, Esq., Executive Chairman of the Company, are managing members and partial owners of DermaStar.

Notes Payable consists of the following

	December 31,	December 31,
	2011	2010
10% note payable due December 2012	$300,000	$-
7.5% convertible note	1,000,000	1,000,000
Total convertible notes payable	$1,300,000	$1,000,000
Less: Current portion	(1,300,000)	-
Long-term portion	$-	$1,000,000

6. STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
STOCKHOLDERS’ EQUITY

NOTE 5. STOCKHOLDERS’ EQUITY

Common Stock

On February 28, 2012, the Company increased the number of authorized shares of capital stock to 400,000,000, and the number of authorized shares of common stock to 395,000,000 (the “Share Increase”) and effected a one-for-eight reverse stock split (the “Reverse Split”). The Reverse Split did not reduce ownership of any stockholder holding at least 100 shares prior to the Reverse Split to less than 100 shares after the Reverse Split. Common stockholders holding positions between 101 to 799 shares prior to the Reverse Split were reduced to 100 shares. As a result, we expect to adjust the number of the Company’s outstanding shares slightly as information regarding the number of shares held in street name by beneficial owners is provided to the Company by the Depository Trust Company in the coming weeks. All per share amounts and calculations in this report reflect the reverse stock split and the Company’s best estimate of its outstanding shares.

On February 28, 2012, the Company issued 1,904,338 commons shares to Alexej Ladonnikov as payment in full for his 20% ownership of the Convertible Note ($200,000) and its related accrued interest ($28,521).

On February 28, 2012, the Company issued 7,274,812 common shares to DermaStar as payment in full for their 80% ownership of the Convertible Note ($800,000), its related accrued interest ($114,082) and $56,087 in accounts payable.

Preferred Stock

At March 31, 2012, the Company had 5,000,000 shares of preferred stock, $0.001 par value, authorized. The Company has designated a series of preferred stock as Series A Convertible with 10 shares designated, issued and outstanding.

NOTE 6. STOCKHOLDERS’ EQUITY

Preferred Stock

At December 31, 2011, the Company had 5,000,000 shares of preferred stock, $0.001 par value, authorized and 10 shares issued and outstanding.

On December 9, 2011, the Company filed a Certificate of Designation to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware (the “Certificate of Designation”), setting forth the rights and preferences of the Series A Preferred Stock.  Among other things, the Certificate of Designation (i) authorizes 10 shares of the Company’s preferred stock to be designated as “Series A Convertible Preferred Stock” (“Series A Preferred Stock”); (ii) grants the holders of the Series A Preferred Stock the right to convert into the Company’s Common Stock at a conversion price of approximately $0.013336, as adjusted; (iii) grants a liquidation preference of $10,000 per share of Series A Preferred Stock; (iv) provides that the holders of Series A Preferred Stock shall vote with the holders of the Company’s common stock on an “as converted basis”; and (v) provides that the affirmative vote of a majority of the outstanding shares of the Series A Preferred Stock is required to approve certain other corporate matters including, among other things, changes to the rights of the holders of the Series A Preferred Stock, amendments to the Company’s Certificate of Incorporation or Bylaws, issuance of priority or parity securities, issuance of debt securities, entry into certain fundamental transactions and increase or decrease the size of the Board of Directors of the Company.

In partial consideration for and in connection with the Line of Credit Agreement described in Note 5, on November 21, 2011, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with DermaStar, pursuant to which the Company agreed to issue 10 shares of newly-designated Series A Preferred Stock to DermaStar for an aggregate purchase price of $100,000.   The Purchase Agreement, as amended, became effective on December 9, 2011, in connection with the dismissal of the Chapter 11 Case by the Bankruptcy Court.  On December 12, 2011, the Company and DermaStar consummated the transactions contemplated by the Purchase Agreement.  On December 31, 2011 and made effective November 21, 2011, the Company entered into a First Amendment to Securities Purchase Agreement (the “Amendment”). Pursuant to the terms of the Amendment, DermaStar agreed not to convert more than 5 shares of Series A Preferred Stock into common stock until such time as the Company has a sufficient number of authorized shares of common stock to enable the conversion of all ten shares of Series A Preferred Stock held by DermaStar. The five shares of preferred stock can be converted into 7,498,500 shares of common stock, which represents approximately 65% of the capital stock of the Company on an as-converted basis.

The Company recorded a beneficial conversion feature of $100,000 to the preferred share purchase and recorded a preferred stock discount. As the preferred shares do not have a stated redemption date, the associated discount was amortized from the date of issuance to the earliest possible conversion date, which is the date of issuance and recognized as a deemed dividend to the preferred stockholders using the effective yield method. Accordingly, the Company recorded non-cash accretion of preferred stock deemed dividend totaling $100,000 in 2011, which represents an increase to reported net loss in arriving at net loss attributable to common stockholders and additional paid-in capital by a corresponding $100,000. The non-cash accretion of the preferred stock deemed dividend does have an effect on net loss or cash flows for the year ended December 31, 2011.

Upon issuance of the Series A Preferred Stock, DermaStar, and its members individually, became control persons of the Company. Also Dr. Robert J. Kammer, a director of the Company, and Mark L. Baum, Esq., Executive Chairman of the Company, are managing members and partial owners of DermaStar.

Common Stock

The following is a summary of common stock and capital contribution transactions from inception through December 31, 2011:

-	In fiscal year 1998, the Company recorded capital contributions of $100,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	In fiscal year 1999, the Company recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	In fiscal year 2000, the Company issued 117,188 shares of common stock at a price of $0.0512 per share for proceeds of $6,000. Also, recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	In fiscal year 2001, the Company recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	In fiscal year 2002, the Company recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-

In fiscal year 2003, the Company recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-

In fiscal year 2004, the Company recorded capital contributions of $400,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-

In fiscal year 2005, the Company issued 308,594 shares of common stock at a price of $0.0512 per share for gross proceeds of $15,800 for common stock purchases and stock option exercises. The Company received additional capital contributions in cash of $14,200 from the Company’s stockholders and recorded capital contributions of $400,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-

In fiscal year 2006, the Company issued 46,875 shares of common stock at a price of $0.0512 per share for gross proceeds of $2,400. The Company received additional capital contributions in cash of $48,600 from the Company’s stockholders and recorded capital contributions of $400,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	Prior to the Merger during fiscal year 2007, the Company issued 498,047 shares of its common stock at a price of $0.0512 per share for proceeds of $25,750, which includes the issuance of 31,250 shares upon the exercise of a warrant and 7,813 shares upon exercise of stock options. Also, prior to the Merger, the Company received capital contributions of $105,907 from the Company’s stockholders and recorded capital contributions of $175,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	Prior to the Merger during fiscal year 2007, the Company recorded additional paid-in capital of $241,701 related to the forgiveness of Stockholders’ Notes (see Note 5).

-	In August 2007, the Company issued a restricted stock grant to an executive of the Company for 195,313 shares of the Company’s common stock.

-	In connection with the Merger in 2007, 231,249 of Imprimis common shares remained outstanding (see Note 3).

-	Concurrent with the Merger in 2007, the Company sold 258,979 shares of common stock for net proceeds of $3,837,791 ($4,143,667 gross) through a private placement (the “Private Placement”). In addition, the investors received warrants to purchase 64,745 shares of common stock for a period of five years at a cash and cashless exercise price of $32.00 and $40.00 per share, respectively. In connection with the Private Placement, the Company incurred placement agent fees and other related expenses totaling $342,105 (of which $36,229 was paid in fiscal year 2008 and netted with the 2008 private placement discussed below) and issued warrants to purchase up to 33,750 shares of common stock for a period of three years at cash and cashless exercise price of $32.00 and $40.00 per share, respectively.

-	Concurrent with the Merger in 2007, the Company issued 191,272 shares of common stock related to the conversion of the 2007 Notes and accrued interest of $1,530,177 (see Note 5). Also, the Company recorded a debt discount of $1,530,177 related to the 2007 Notes (see Note 5).

-	In September 2007, the Company entered into three, one-year consulting agreements with three separate firms to provide services related to investor communications. In the aggregate, 34,375 shares of common stock were issued in accordance with the terms of the agreements along with a warrant to purchase 2,344 shares of common stock for a period of five years at a cash and cashless exercise price of $32.00 and $40.00, respectively. The fair value of the stock and warrants were valued at $550,000. The estimated costs of the consulting agreements, including the stock, warrants and non-refundable fee were amortized over the one-year terms.

-	On May 12, 2008, the Company sold 227,273 shares of common stock for net proceeds of $3,941,301 ($4,000,000 gross) through a follow-on private placement (the “Follow-on Private Placement”) to accredited investors. In addition, the investors received warrants to purchase 28,409 shares of common stock for a period of five years at a cash and cashless exercise price of $35.20 and $44.00 per share, respectively. In connection with the Follow-On Private Placement, the Company incurred expenses of $22,470, which was recorded as a reduction of additional paid-in capital, and the gross proceeds were also netted with $36,229 related to the 2007 private placement that was paid in 2008.

-	In 2008, in connection with the termination of certain consulting agreements entered into in 2007 and 2008, 10,321 shares of common stock were forfeited at a value that was reversed of $135,136. The Company also decreased additional paid-in capital and consulting expense by $70,000 because of the remeasurement of certain consulting agreements. Additionally, during 2008, the Company entered into an agreement with an investor relations firm (“IR Firm”). Pursuant to the agreement with the IR Firm, the Company issued 8,583 shares of common stock during 2008 at a value of $85,833. In a separate agreement, the Company entered into a consulting agreement in which the Company issued a three-year warrant to purchase 625 shares of the Company’s common stock at a cash and cashless price of $16.00 per share. The fair value of the warrant, determined based on the Black-Scholes pricing model, was valued at $1,310. The net amount of shares forfeited during 2008 from consulting agreements and the IR Firm was (13,901) and the net expense reversed and charged to additional paid-in capital was ($117,993).

-	On November 21, 2008, the Company issued a restricted stock grant to a director of the Company for 3,125 shares of the Company’s common stock. The restricted stock grant vested over a one-year period.

-	During 2009, in connection with the agreement with the IR Firm, the Company issued 5,722 shares of common stock valued at $50,356. In a separate agreement, the Company entered into a consulting agreement in which the Company issued a stock option to purchase 6,250 shares of the Company’s common stock at an exercise price of $7.92 per share. The fair value of the option, determined based on the Black-Scholes pricing model, was recorded as $14,434. In another agreement, the Company entered into a consulting agreement in which the Company issued stock options to purchase 5,938 shares of the Company’s common stock at an exercise price of $12.80 per share. The fair value of the options, determined based on the Black-Scholes pricing model, was recorded at $56,665. The total value of common stock, warrants and options recorded during 2009 was $121,455.

-	In August 2009, the Company issued 6,250 shares of common stock at a price of $7.92 per share for gross proceeds of $49,500 for stock option exercises.

-	In June 2010, the Company entered into two separate agreements with an investor relations firm and a financial advisory services firm (collectively “the firms”) in order to provide certain investor relations and advisory services to the Company for a period of one year. In exchange for such services, the Company issued 25,000 shares, in the aggregate, of its unregistered common stock, of which all shares were nonforfeitable (valued at $208,000 and recorded as prepaid consulting fees upon issuance) to the firms as a prepayment of services to be received over a three-month period. The Company agreed to suspend the services related to these agreements, therefore, at this time no additional shares of common stock will be issued to the firms. For the year ended December 31, 2010, the Company recorded stock-based compensation related to the stock of $208,000. On August 13, 2010, the Company entered into a consulting agreement in which the Company issued stock options to purchase 201,217 shares of the Company’s common stock at an exercise price of $8.56 per share (see Note 7). The fair value of the options, determined based on the Black-Scholes pricing model, was recorded at $132,300. In September 2010, the Company entered an agreement with an investor relations firm in order to provide certain investor relations services to the Company for a period of six months. In exchange for such services, the Company issued 3,750 shares, in the aggregate, of its unregistered common stock, of which all shares were nonforfeitable (valued at $27,600 and recorded as prepaid consulting fees upon issuance) to the investor relations firm as a prepayment of services to be received for the initial three-month period of the agreement. The agreement was terminated by the Company during November 2010. For the year ended December 31, 2010, the Company recorded stock-based compensation related to the restricted stock of $27,600. The total number of shares issued to consultants during 2010 was 230,000 and the total value of common stock and options issued to consultants during 2010 was $367,900.

-	On October 20, 2010, the Company appointed John N. Bonfiglio, Ph.D. as Chief Executive Officer and President of the Company. Dr. Bonfiglio was also appointed as a director on the Company’s Board. The Board granted Dr. Bonfiglio a stock option for 50,000 shares of common stock and issued 6,250 shares of restricted common stock in accordance with the Company’s 2007 Incentive Stock and Awards Plan. The stock option and the restricted common stock vested as follows: 25% of the option shares and the restricted stock vested immediately upon grant, with the balance of the option shares and the restricted stock vesting in equal monthly installments over the next 36 months beginning 30 days after the grant date. The restricted stock was valued at $6.40 per share, the reported closing price of the Company’s common stock on October 20, 2010. For the year ended December 31, 2010, the Company recorded stock-based compensation expense related to the issuance and partial vesting of the restricted stock award of $12,083.

-	On May 13, 2011, the Board accepted the resignation of Dr. Bonfiglio, Ph.D. as Chief Executive Officer and President of the Company and as a director on the Board. As a result of Dr. Bonfiglio’s resignation, of the 6,250 shares of restricted stock awarded to him, 2,344 shares had vested and 3,906 shares were returned to treasury and cancelled effective his date of resignation. For the year ended December 31, 2011, the Company recorded stock-based compensation expense related to the issuance and partial vesting of the restricted stock award of $3,332.

-	On October 5, 2011, the Company issued 37,500 stock options to former employees, valued at $11,400 (see Note 7).

For the year ended December 31, 2011, the Company recorded $177,421 of stock-based compensation expense for employee options, $11,400 of compensation expense to employees paid in stock options in lieu of cash and $3,332 of stock-based compensation expense related to the vesting of restricted stock (total expense of $192,153). For the year ended December 31, 2010, the Company recorded $535,812 of stock-based compensation expense for employee options, $12,083 of stock-based compensation expense related to the vesting of restricted stock, $132,300 of expense for stock options issued for consulting services (total expense of $680,195 related to stock options and restricted stock for employees and consultants) and $235,600 of expense for stock issued for consulting services. For the period from Inception through December 31, 2011, the Company recorded stock-based compensation expense for employees, directors and consultants of $2,128,816, respectively, for options and restricted stock granted and vested. The expense for options and restricted stock issued to employees and consultants included in selling, general and administrative expenses and research and development expenses for the years ended December 31, 2011 and 2010 and the period from inception through December 31, 2011 is $154,399 and $37,754, $579,592 and $100,603, and $1,514,145, and $614,671, respectively. For the years ended December 31, 2011 and 2010 and for the period from Inception through December 31, 2011, the Company amortized $0, $235,600 and $807,608, respectively, of prepaid consulting fees which is included as part of selling, general and administrative expenses.

7. STOCK OPTION PLAN	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
STOCK OPTION PLAN

NOTE 6. STOCK OPTION PLAN

On September 17, 2007, the Company’s Board of Directors and stockholders adopted the 2007 Incentive Stock and Awards Plan (as amended on November 5, 2008, and January 25, 2012, the “Plan”), which provides for the issuance of a maximum of of 3,750,000 shares of Common Stock. The purpose of the Plan is to provide an incentive to attract and retain directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage a sense of proprietorship and to stimulate an active interest of such persons in the Company’s development and financial success. Under the Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options and restricted stock. The Plan will be administered by the Company’s Board of Directors until such time as such authority has been delegated to a committee of the Board of Directors. On January 25, 2012, our stockholders approved an amendment to the Plan to increase the number of shares available for issuance under the Plan from 375,000 to 3,750,000 and to modify the definition of “fair market value” under the Plan, among other things. The approval became effective on February 26, 2012.

A summary of the Plan activity for the three months ended March 31, 2012 is as follows:

	Number of shares	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding - January 1, 2012	150,152	$9.68
Granted	2,825,000	0.66
Exercised	-	-
Cancelled	-	-
Outstanding - March 31, 2012	2,975,152	$1.10	5.26	$668,470
Exercisable - March 31, 2012	327,902	$4.60	5.33	$59,958
Vested and expected to vest - March 31, 2012	2,710,427	$1.14	5.26	$625,619

The aggregate intrinsic value in the table above represents the total pre-tax amount of the proceeds, net of exercise price, which would have been received by option holders if all option holders had exercised and immediately sold all options with an exercise price lower than the market price on March 31, 2012, based on the closing price of the Company’s common stock of $0.90 on that date.

On January 23, 2012, the Board granted Dr. Balbir Brar, the Company’s President, an option to purchase 1,125,000 shares of common stock under the Plan. Pursuant to the terms of the Plan, the exercise price of the options is $0.736. The stock option vests as follows: 1/36th of the unvested shares will vest on each of the 36 monthly periods following the date of the grant provided Dr. Brar continues to be employed by the Company as of the applicable vesting date.

On January 17, 2012, the Company granted Dr. Paul Finnegan, a director and senior advisor, an option to purchase up to 625,000 shares of common stock under the Plan. Pursuant to the terms of the Plan, the exercise price of the option is $0.64. The stock option will vest as follows: 250,000 shares on January 6, 2013, 250,000 shares on January 6, 2014 and 125,000 on January 6, 2015; provided however, that Dr. Finnegan must continue to serve as a consultant to the Company as of the applicable vesting date.

On January 25, 2012, the Board approved a one-time stock option grant to Mr. Mark Baum, the Company’s current Chief Executive Officer and a director, to purchase up to 625,000 shares pursuant to the Plan. These options were issued to Mr. Baum for his uncompensated services as Chairman of the Board of Directors and significant ongoing services related, but not limited to, the Company’s emergence from Chapter 11 bankruptcy protection, negotiation with creditors, pursuit of additional financing opportunities and hiring of executive officers. The option vests in twelve equal monthly periods, commencing on January 25, 2012 and ending on January 25, 2013 and has an exercise price of $0.48.

On February 1, 2012, the Board granted Andrew R. Boll, the Company’s Vice-President of Accounting and Public Reporting, an option to purchase up to 75,000 shares of common stock under the Plan. Pursuant to the terms of the Plan, the exercise price of the options is $0.736. The stock option will vest as follows: 1/36th of the unvested shares will vest on each of the 36 monthly periods following the date of the grant provided Mr. Boll continues to be employed by the Company as of the applicable vesting date.

On February 15, 2012, the Board granted Dr. Joachim Schupp, the Company’s Chief Medical Officer, an option to purchase up to 375,000 shares of common stock under the Plan. Pursuant to the terms of the Plan, the exercise price of the options is $0.72. The stock option vests as follows: 1/36th of the unvested shares will vest on each of the 36 monthly periods following the date of the grant provided Dr. Schupp continues to be employed by the Company as of the applicable vesting date.

The outstanding options were granted to the employees, directors and consultants at exercise prices that ranged from $0.48 to $16.00, the estimated fair market value of the common stock on the dates of issuance. These options have expiration dates that range from 4 – 10 years of their grant date and were vested immediately, monthly, quarterly, or on an annual basis up to five years. The Company uses the Black-Scholes-Merton option pricing model to estimate the grant-date fair value of share-based awards. The Black-Scholes-Merton model requires subjective assumptions regarding future stock price volatility and expected time to exercise, along with assumptions about the risk-free interest rate and expected dividends, which affect the estimated fair values of the Company’s stock-based awards. The expected term of options granted was determined in accordance with the “simplified approach” as the Company has very limited historical data on employee exercises and post-vesting employment termination behavior. The expected volatility is based on the historical volatilities of the common stock of the Company. The risk-free rate selected to value any particular grant is based on the U.S. Treasury rate that corresponds to the expected term of the grant effective as of the date of the grant. The Company used 0% as an expected dividend yield assumption. These factors could change in the future, affecting the determination of stock-based compensation expense in future periods. Utilizing these assumptions, the fair value is determined at the date of grant.

The Company issued 2,825,000 options during the three months ended March 31, 2012. The weighted average fair value per share of grants issued for the three months ended March 31, 2012 was $0.54. The Company recorded stock-based compensation related to stock options for employees and directors as follows:

	For The Three Months Ended	For The Three Months Ended
	March 31, 2012	March 31, 2011
Employees - selling, general and administrative	$2,590	$44,859
Employees - research and development	41,546	18,366
Directors - selling, general and administrative	74,368	3,096
Total	$118,504	$66,321

As of March 31, 2012, there was approximately $1,414,000 of total unrecognized compensation expense related to unvested stock options under the Plan. That expense is expected to be recognized over the weighted-average period of 2.45 years.

The table below illustrates the fair value per share determined by the Black-Scholes-Merton option pricing model with the following assumptions used for the grants issued to employees and directors during the three months ended March 31, 2012:

2012
Weighted-average fair value of options granted	$0.54
Expected terms (in years)	5.4
Expected volatility	219-244%
Risk-free interest rate	0.51-0.93%
Dividend yield	-

NOTE 7. STOCK OPTION PLAN

On September 17, 2007, the Company’s Board of Directors and stockholders adopted the 2007 Incentive Stock and Awards Plan (the “Plan”), which provides for the issuance of a maximum of an aggregate of 3,000,000 (as amended on November 5, 2008) shares of Common Stock. The purpose of the Plan is to provide an incentive to attract and retain directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage a sense of proprietorship and to stimulate an active interest of such persons into the Company’s development and financial success. Under the Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options and restricted stock. The Plan will be administered by the Company’s Board of Directors until such time as such authority has been delegated to a committee of the board of directors.

A summary of the Plan for the year ended December 31, 2011 is as follows:

	Number of shares	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding - January 1, 2011	313,277	$10.96
Granted	37,500	0.80
Exercised	-	-
Cancelled/Forfeited	(200,625)	10.08
Outstanding - December 31, 2011	150,152	$9.68	3.28	$6,000
Exercisable - December 31, 2011	146,152	$9.76	3.18	$6,000
Vested and expected to vest - December 31, 2011	149,752	$9.68	3.27	$6,000

The aggregate intrinsic value in the table above represents the total pre-tax amount of the proceeds, net of exercise price, which would have been received by option holders if all option holders had exercised and immediately sold all options with an exercise price lower than the market price on December 31, 2011, based on the closing price of the Company’s common stock of $0.96 on that date.

The options were granted to the employees, directors and consultants at exercise prices that ranged from $0.80 to $20.96, the estimated fair market value of the common stock on the dates of issuance. All options granted prior to 2011 expire on the ten year anniversary of the issuance date and were vested immediately or on a quarterly basis up to five years. The Company uses the Black-Scholes option pricing model to estimate the grant-date fair value of share-based awards. The Black-Scholes model requires subjective assumptions regarding future stock price volatility and expected time to exercise, along with assumptions about the risk-free interest rate and expected dividends, which affect the estimated fair values of the Company’s stock-based awards. The expected term of options granted was determined in accordance with the “simplified approach” as the Company has very limited historical data on employee exercises and post-vesting employment termination behavior. The expected volatility is based on the historical volatilities of the common stock of comparable publicly traded companies based on the Company’s belief that it currently has limited historical data regarding the volatility of its stock price on which to base a meaningful estimate of expected volatility. The risk-free rate selected to value any particular grant is based on the U.S. Treasury rate that corresponds to the expected term of the grant effective as of the date of the grant. The Company used 0% as an expected dividend yield assumption. These factors could change in the future, affecting the determination of stock-based compensation expense in future periods. Utilizing these assumptions, the fair value is determined at the date of grant. The weighted fair value of the stock options granted during 2011 is $0.32. For the years ended December 31, 2011 and 2010 and for the period from inception through December 31, 2011, the Company recorded stock-based compensation related to stock options and restricted stock for employees and directors of $192,153, $547,895 and $1,461,165, respectively which is included in selling, general and administrative expenses and research and development expenses in the amount of $154,399 and $37,754, $447,292 and $100,603, and $1,024,102 and $437,063, respectively. The Company cancelled 200,625 stock options during the year ended December 31, 2011. These options were cancelled due to the resignation of the optionees during the fiscal year.

The financial statement effect of forfeitures is estimated at the time of grant and revised, if necessary, if the actual effect differs from those estimates. For option grants to employees and directors in 2010, the Company assigned a forfeiture factor of 10%. This percentage was determined based on consideration of actual forfeitures realized to date and estimated forfeitures to potentially occur in the future. All option grants during 2011 were immediately exercisable; therefore, there was no forfeiture factor assigned.

As of December 31, 2011, there was approximately $14,094 of total unrecognized compensation expense related to unvested stock options under the Plan. That expense is expected to be recognized over the weighted-average period of 1.89 years.

Effective February 17, 2010, the Board of Directors of the Company accepted the resignation of Dr. Juliet Singh as Chief Executive Officer of the Company and as a director on the Board. In connection with Dr. Singh’s resignation, the Company and Dr. Singh entered into a separation agreement that provided Dr. Singh with one year of continued salary in accordance with the terms of her existing employment agreement as well as the accelerated vesting of 37,500 stock options previously granted. In addition, the term in which Dr. Singh may exercise the vested options (which included 76,250 options in total, comprised of 38,750 stock options that were vested as of the separation date as well as the 37,500 stock options subject to the accelerated vesting) was modified and extended to three years from the date of her resignation. In accordance with accounting guidance, since these stock options were modified, the value of the modification for each stock option was determined. For the stock options vested as of the separation date, the modified value was equal to the number of options multiplied by the difference in value (per the Black-Scholes option pricing model) between the original and modified terms of the stock options utilizing current values for market stock price, interest rate and volatility. For the stock options in which the vesting was accelerated, the new value for these stock options was calculated as of the separation date using the Black-Scholes option pricing model. In total, the additional stock based compensation expense recognized for the modified stock options was approximately $174,000 and was recorded in stock-based compensation in additional paid-in capital and general and administrative expenses in the accompanying consolidated balance sheets and consolidated statement of operations as of and for the year ended December 31, 2010, respectively.

On February 26, 2010, the Company’s Board of Directors granted 37,500 stock options to an executive officer of the Company under the Company’s 2007 Incentive Stock and Awards Plan. All of the options were granted with an exercise price of $7.20 and have a ten year life. Also, the options vest one-twelfth per quarter commencing on the first full quarter after the initial grant date of February 26, 2010.

On August 13, 2010, the Company entered into a consulting agreement (previously approved by the Board of Directors) with a retained search firm to provide the Company with executive recruitment services. In accordance with the agreement, the Company had the option to pay for such services in cash or by issuing stock options of an equivalent value. Per the agreement, 50% of the fee (deemed non-refundable) was due upon execution of the agreement and the remaining 50% was due if and when the retained search firm placed a candidate with the Company. The total fee ultimately owed to the retained search firm would not be finalized until an executive was hired as it will be based on the total compensation for the executive in the first year of employment. It was agreed between the retained search firm and the Company that the value of the stock option as of the execution of the agreement would be the basis for determining the number of stock options to be issued for the initial fee as well as in the total fee due to the retained search firm. The option value was determined to be $5.26 based on the Black-Scholes pricing model using an exercise price of $8.56. Using an estimated first year salary (including bonus) of $350,000, the total fee was estimated to be $105,000. As noted above, the Company was obligated to pay 50% of the estimated total fee, or $52,500, upon execution of the agreement, which the Company opted to issue a non-qualified stock option in lieu of cash. Therefore, the Company issued a non-qualified stock option, under the Plan, to purchase up to 10,000 shares of common stock in payment of this initial fee. The stock option is non-refundable and therefore, fully vested upon issuance. As a result, the total value of the fee/option was recognized in August 2010. Effective October 20, 2010, the Board of Directors appointed a new president and chief executive officer that was a candidate referred to the Company from the retained search firm (see below). The total first year compensation for the executive was estimated to be $441,000, therefore, the final fee due to the retained search firm was $132,300. The Company opted to pay the remainder of the fee due with a non-qualified stock option. Considering the option issued in August 2010 for the purchase of up to 10,000 shares of common stock, the final stock option issued in October 2010 was to purchase an additional 15,152 shares of common stock. The value of this stock option representing the remainder of the fee, $79,800, was recognized in October 2010. For the years ended December 31, 2011 and 2010 and the period from Inception through December 31, 2011, the Company recorded stock-based compensation related to these stock options of $0, $132,300 and $132,300, respectively.

Effective October 20, 2010, the Company appointed John N. Bonfiglio, Ph.D. as Chief Executive Officer and President of the Company. Dr. Bonfiglio was also appointed as a director on the Company’s Board. The Board granted Dr. Bonfiglio a stock option for 50,000 shares of common stock and issued 6,250 shares of restricted common stock in accordance with the Company’s 2007 Incentive Stock and Awards Plan. The stock option and the restricted common stock will vest as follows: 25% of the option shares and the restricted stock shall vest immediately upon grant, with the balance of the option shares and the restricted stock vesting in equal monthly installments over the next 36 months beginning 30 days after the grant date; provided, however, Dr. Bonfiglio shall gain a vested interest in an additional 10% of the option shares and the restricted stock upon the closing of a Qualified Transaction. The exercise price of the stock option will be $6.40 per share, the reported closing price of the Company’s common stock on October 20, 2010. The vesting of all options will fully accelerate upon an involuntary termination of Dr. Bonfiglio’s employment within twelve months following a change of control (as such terms are defined in the Employment Agreement). Effective May 13, 2011, this individual resigned and all options granted to the employee have been cancelled.

On October 5, 2011, priority claims of former employees in the amount of $119,667 originating as a result of the Company’s Bankruptcy petition filed June 26, 2010 (the “Priority Claimants”), were settled and paid by the Company. These amounts consisted of accrued and owed payroll amounts, accrued vacation and any other claims held against the Company at October 5, 2011. The Priority Claimants were given cash in the amount $47,975 and 37,500 stock options valued at $11,400 and the difference of $60,292 was recognized as a gain on forgiveness of liabilities during the year ended December 31, 2011. These options have an exercise price of $0.80, vested immediately upon issuance, and have a three year life from the date of issuance.

The table below illustrates the fair value per share and Black-Scholes option pricing model with the following assumptions used for the grants issued to the employees and directors during the years ended December 31, 2011 and 2010

	2011	2010
Weighted-average fair value of options granted	$0.32	$4.48
Expected terms (in years)	3.0	6.0
Expected volatility	85%	75%
Risk-free interest rate	0.46%	2.02%
Dividend yield	-	-

No options were issued to consultants during the year ended December 31, 2011.

The table below illustrates the fair value per share and Black-Scholes option pricing model with the following assumptions used for the grants issued to the consultants during the year ended December 31, 2010:

2010
Weighted-average fair value of options granted	$5.28
Expected terms (in years)	5.0
Expected volatility	75%
Risk-free interest rate	1.63%
Dividend yield	-

8. WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
WARRANTS

NOTE 7. WARRANTS

The Company issued warrants to purchase shares of its common stock in conjunction with private placement offerings in 2007 and 2008 and a consulting agreement in 2008. The expiration of the outstanding warrants occurs through May 2013 at various periods.

A summary of the activity of the warrants for the three months ended March 31, 2012 is as follows:

	Number of Shares Subject to Warrants Outstanding	Weighted Avg. Exercise Price

Warrants outstanding - January 1, 2012	95,498	$33.16
Granted	-
Exercised	-
Expired	-
Warrants outstanding and exercisable - March 31, 2012	95,498	$33.16
Weighted average remaining contractual life of the outstanding warrants in years - March 31, 2012	0.66

NOTE 8. WARRANTS

A summary of the status of the warrants for the year ended December 31, 2011 is as follows:

	Number of Shares Subject to Warrants Outstanding	Weighted Avg. Exercise Price

Warrants outstanding - January 1, 2011	96,123	$32.80
Granted	-
Exercised	-
Expired	(625)	16.00
Warrants outstanding and exercisable - December 31, 2011	95,498	$33.16
Weighted average remaining contractual life of the outstanding warrants in years - December 31, 2011	0.91

The expiration of the outstanding warrants at December 31, 2011 occurs through May 2013 at various dates.

On April 24, 2008, the Company entered into a one-year consulting agreement with a firm to provide the Company with financial advisory services. As compensation for the services, the Company issued a three-year warrant to purchase 625 shares of the Company’s common stock at a cash and cashless price of $16.00 per share. The fair value of the warrant, determined based on the Black-Scholes pricing model, this warrant expired during the year ended December 31, 2011.

9. INCOME TAXES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
INCOME TAXES

NOTE 9. INCOME TAXES

The Company is subject to taxation in the United States and California. The Company does not have any income tax provision for the years ended December 31, 2011 and 2010 due to current and historical losses.

The provision for income taxes using the statutory federal income tax rate of 34% as compared to the company’s effective tax rate is summarized as follows:

	December 31,	December 31,
	2011	2010
Federal tax benefit at statutory rate	$(319,489)	$(842,257)
State tax benefit, net	(58,881)	(161,372)
Research and development credits	(10,123)	(39,517)
Employee stock-based compensation	-	-
Other differences	-	46
Change in valuation allowance	388,493	1,043,100
Provision for income taxes	$-	$-

At December 31, 2011 and 2010, the Company had deferred tax assets of $6,167,481 and $5,778,988, respectively. Due to uncertainties surrounding the Company’s ability to generate future taxable income to realize these assets, a full valuation allowance has been established to offset the net deferred tax asset. Additionally, the future utilization of the Company’s net operating loss to offset future taxable income may be subject to an annual limitation, pursuant to Internal Revenue Code Section 382, as a result of ownership changes that may have occurred previously or that could occur in the future.  The Company has not performed a Section 382 analysis to determine the limitation of the net operating loss and research and development credit carry forwards.

Significant components of the company’s deferred tax assets are as follows:

	December 31,	December 31,
	2011	2010
Deferred tax assets
Federal and state net operating loss carryforwards	$4,886,429	$4,565,466
Stock-based compensation	743,789	671,940
Tax credits	532,278	522,155
Other	4,985	19,427
Total deferred tax assets	6,167,481	5,778,988
Less: Valuation allowance	(6,167,481)	(5,778,988)
Net deferred income tax asset	$-	$-

Realization of the deferred tax assets is dependent upon the generation of future taxable income, the amount and timing of which are uncertain.  Accordingly, the net deferred tax assets have been fully offset by a valuation allowance.  The valuation allowance increased by approximately $388,000 and $1.0 million in 2011 and 2010, respectively.

As of December 31, 2011, the Company had federal and California net operating loss carryforwards of approximately $12.3 million and $12.2 million, respectively. The federal and California tax loss carry forwards will begin to expire in 2020 and 2015, respectively, unless previously utilized. The Company estimates its federal and California research and development tax credit carryforwards of approximately $315,000 and $330,000, respectively, which begin to expire in 2027 unless previously utilized.

A portion of the net operating loss carry forwards as of December 31, 2011 and 2010 include amounts related to stock option deductions. Excess tax benefits, if any, from share-based compensation are only realized when income taxes payable is reduced, with the corresponding credit posted to Additional Paid-in Capital.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has 50% or less likelihood of being sustained upon examination. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. Therefore, no reserves for uncertain income tax positions have been recorded.

The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties at December 31, 2011 and 2010, and has not recognized interest and/or penalties in the consolidated statements of operations for the years ended December 31, 2011 and 2010. The Company’s tax years for 2000 and forward are subject to examination by the United States and state tax authorities due to the carry forward of unutilized net operating losses

10. COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

NOTE 8. COMMITMENTS AND CONTINGENCIES

Commitments

The Company leases its office facilities under a noncancelable operating lease, which expires in February 28, 2014, with a monthly amount due of $2,972 for the first 12 months beginning March 1, 2012, and $3,715 is due monthly for the next 12 months. For the remaining fiscal year 2012, the Company’s lease commitment is approximately $24,000.

Indemnities and Guarantees

In addition to the indemnification provisions contained in the Company’s charter documents, the Company generally enters into separate indemnification agreements with the Company’s directors and officers. These agreements require the Company, among other things, to indemnify the director or officer against specified expenses and liabilities, such as attorneys’ fees, judgments, fines and settlements, paid by the individual in connection with any action, suit or proceeding arising out of the individual’s status or service as the Company’s director or officer, other than liabilities arising from willful misconduct or conduct that is knowingly fraudulent or deliberately dishonest, and to advance expenses incurred by the individual in connection with any proceeding against the individual with respect to which the individual may be entitled to indemnification by the Company.  The Company has also entered into an indemnification agreement with DermaStar as a secured lender.  This agreement requires the Company, among other things, to indemnify DermaStar, and any of its directors or officers as individuals, against specified expenses and liabilities, such as attorneys’ fees in connection with the preparation, amendment, appraisal, audit, modification or waiver, of the Line of Credit Agreement and enforcement of any rights/interest under the Line of Credit Agreement.  These guarantees and indemnities do not provide for any limitation of the maximum potential future payments the Company could be obligated to make. Historically, the Company has not been obligated nor incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities and guarantees in the accompanying condensed consolidated balance sheets.

Cosmetic Products Consulting Agreement

On August 25, 2008, the Company entered into an agreement with RIL-NA, LLC (“RIL-NA”) in order to enter into business relationships with third parties for certain of the Company’s cosmetic product formulations. RIL-NA was to be paid a commission equal to approximately 20% of the adjusted gross revenues realized from product sales related to this agreement. This agreement was terminable with 60 days written notice by either RIL-NA or the Company. On June 12, 2011, the Company entered into another agreement with RIL-NA whereby RIL-NA paid approximately $5,000 in related legal filing fees to acquire exclusive marketing rights for the Company’s anti-cellulite product formulation from June 13, 2011 through August 11, 2011. The June 2011 agreement automatically terminated on August 12, 2011, and no revenues or amounts were or are expected to be paid to or on behalf of the Company related to the same June 2011 agreement.

Cosmetic License Agreements

On May 20, 2009, the Company and JH Direct, LLC (“JH Direct”) entered into a licensing agreement providing JH Direct with the exclusive worldwide rights to the Company’s anti-cellulite cosmetic product which utilizes the Company’s patented transdermal delivery system technology, Accudel. Under the terms of the agreement, JH Direct must pay the Company initial royalty advances and a continuing licensing royalty on the worldwide sales of the anti-cellulite product.

The Company received non-refundable royalty advances totaling $100,000 from JH Direct. During the three months ended March 31, 2012, the Company’s management concluded that JH Direct had abandoned its efforts to commercialize the anti-cellulite cream and the Company exercised its rights to terminate the agreement in January 2012, at which time all revenues from this agreement were recognized in full. The Company does not expect to receive any additional funds from JH Direct under this contract.

In June 2010, the Company and Jan Marini Skin Research, Inc. (“JMSR”) entered into a licensing agreement providing JMSR with the exclusive U.S. rights to the Company’s transdermal delivery technology for use in an anti-cellulite cosmetic product for the dermatological market. Under the terms of the agreement, JMSR will pay Imprimis a licensing royalty on the U.S. and worldwide sales of an anti-cellulite product using the Company’s delivery technology. JMSR obtained an exclusive right to promote and sell a product in the U.S. dermatological market for approximately one year after which time they have a non-exclusive right. Also, JMSR obtained a non-exclusive right to promote and sell the product in the ex-U.S. dermatological market. In accordance with the cosmetic products consulting agreement, the cosmetic consultants will receive a percentage of the royalties paid to the Company. Management believes JMSR has abandoned its efforts to commercialize the anti-cellulite cream and the Company terminated this agreement in January 2012. No revenues or amounts were or are expected to be paid to or on behalf of the Company related to this agreement.

NOTE 10. COMMITMENTS AND CONTINGENCIES

Commitments

The Company leased its office facilities under a noncancelable operating lease, which expired December 31, 2010. The Company renewed the lease from January 1, 2011 to June 30, 2011, with a monthly amount due of $3,835. Rent expense for the years ended December 31, 2011, 2010 and the period from Inception through December 31, 2011 was $18,299, $54,821 and $243,955, respectively. The Company entered into a new lease agreement for office facilities from February 15, 2012 to February 28, 2014. Monthly rent begins on March 1, 2012 in the amount of $2,972 for the first 12 months, and $3,715 is due monthly for the next 12 months.

Indemnities and Guarantees

In addition to the indemnification provisions contained in the Company’s charter documents, the Company will generally enter into separate indemnification agreements with the Company’s directors and officers. These agreements require the Company, among other things, to indemnify the director or officer against specified expenses and liabilities, such as attorneys’ fees, judgments, fines and settlements, paid by the individual in connection with any action, suit or proceeding arising out of the individual’s status or service as the Company’s director or officer, other than liabilities arising from willful misconduct or conduct that is knowingly fraudulent or deliberately dishonest, and to advance expenses incurred by the individual in connection with any proceeding against the individual with respect to which the individual may be entitled to indemnification by the Company. The Company has also entered into an indemnification agreement with DermaStar as a secured lender. This agreement requires the Company, among other things, to indemnify DermaStar, and any of its directors or officers as individuals, against specified expenses and liabilities, such as attorneys’ fees in connection with the preparation, amendment, appraisal, audit, modification, waiver, of the Line of Credit Agreement and enforcement of any rights/interest under the Line of Credit Agreement. These guarantees and indemnities do not provide for any limitation of the maximum potential future payments the Company could be obligated to make. Historically, the Company has not been obligated nor incurred any payments for these obligations and, therefore, no liabilities have been recorded for these indemnities and guarantees in the accompanying consolidated balance sheets.

Cato Research Ltd. Agreement

In accordance with the Master Services Agreement, dated April 10, 2007, between the Company and Cato Research Ltd. (“Cato”), a contract research and development organization, the Company entered into a clinical trial services agreement (“Agreement”) with Cato on June 10, 2008. Under the Agreement, Cato served as the Company’s strategic partner and contract research organization in conducting the Company’s Phase 3 clinical trial for Impracor . As of December 31, 2009, the Company incurred approximately $3.2 million (original estimate of costs was $3.3 million) related to Cato’s fees as well as pass-through costs incurred by Cato or payable to the clinical sites for patients enrolled in the study. The Company does not anticipate incurring any additional costs related to this Agreement.

Cosmetic Products Consulting Agreement

On August 25, 2008, the Company entered into an agreement with RIL-NA, LLC (“RIL-NA”) in order to enter into business relationships with third parties for certain of the Company’s cosmetic product formulations. RIL-NA was to be paid a commission equal to approximately 20% of the adjusted gross revenues realized from transactions related to this agreement. This agreement was terminable with 60 days written notice by either RIL-NA or the Company. On June 12, 2011, the Company entered into another agreement with RIL-NA whereby RIL-NA paid approximately $5,000 in related legal filing fees to acquire exclusive marketing rights for the Company’s anti-cellulite product formulation from June 13, 2011 through August 11, 2011. This agreement automatically terminated on August 12, 2011, and no revenues or amounts were paid to or on behalf of the Company.

Cosmetic Product License Agreements

On May 20, 2009, the Company and JH Direct, LLC (“JH Direct”) entered into a licensing agreement providing JH Direct with the exclusive worldwide rights to the Company’s anti-cellulite cosmetic product which utilizes the Company’s patented transdermal delivery system technology, Accudel. Under the terms of the agreement, JH Direct will pay the Company initial royalty advances and a continuing licensing royalty on the worldwide sales of the anti-cellulite product. The Company retained the exclusive rights to seek pharmaceutical/dermatological partners for the anti-cellulite product for an initial period of one year following the launch of the product, thereafter JH Direct will be allowed to expand in this channel. The expiration date for this agreement is May 31, 2013. In accordance with the cosmetic products consulting agreement, the consulting firm will receive a percentage of the operating profits paid to the Company.

As of December 31, 2011, the Company had received non-refundable royalty advances totaling $100,000 from JH Direct, and has deferred all of these revenues. Management believes JH Direct has abandoned its efforts to commercialize the anti-cellulite cream and the Company has exercised its rights to terminate the agreement in 2012, at which time all revenues from this agreement will be recognized in full. Management believes no other monies will come from this contract.

In June 2010, the Company and Jan Marini Skin Research, Inc. (“JMSR”) entered into a licensing agreement providing JMSR with the exclusive U.S. rights to Imprimis’ transdermal delivery technology for use in an anti-cellulite cosmetic product for the dermatological market. Under the terms of the agreement, JMSR will pay Imprimis a licensing royalty on the U.S. and worldwide sales of an anti-cellulite product using Imprimis’ delivery technology. JMSR obtained an exclusive right to promote and sell a product in the U.S. dermatological market for approximately one year after which time they have a non-exclusive right. Also, JMSR obtained a non-exclusive right to promote and sell the product in the ex-U.S. dermatological market. In accordance with the cosmetic products consulting agreement, the cosmetic consultants will receive a percentage of the royalties paid to the Company. Management believes JMSR has abandoned its efforts to commercialize the anti-cellulite cream and the Company will look to terminate this agreement in 2012. No revenues or amounts were paid to or on behalf of the Company related to this agreement.

Separation Agreement

Effective February 17, 2010, the Board of Directors of the Company accepted the resignation of Dr. Juliet Singh as Chief Executive Officer of the Company and as a director on the Board. In connection with Dr. Singh’s resignation, the Company and Dr. Singh entered into a separation agreement that provides Dr. Singh with one year of continued salary in accordance with the terms of her existing employment agreement as well as the accelerated vesting of 37,500 stock options previously granted. The separation agreement also includes a mutual release of claims. In accordance with this agreement, the Company recorded a one-time accrual, in the year ended December 31, 2010, of $242,000 for the one year of continued salary (including the related employer payroll taxes) and medical benefits. Also, the Company recorded a total expense of approximately $174,000 for the value of the modifications to the stock options. As of December 31, 2011, no amounts are due under the separation agreement.

11. OTHER RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
OTHER RELATED PARTY TRANSACTIONS

NOTE 11. OTHER RELATED PARTY TRANSACTIONS

During the year ended December 31, 2011, the Company received cash advances from its Board member Jeffery Abrams and former Board member Anthony Thornley in the amount of $27,537 to extend insurance policies of the Company. Following the dismissal of the Chapter 11 Case by the Bankruptcy Court on December 9, 2011, $27,537 was paid back by the Company in cash to Mr. Thornley and Mr. Abrams. There are currently no amounts due to Mr. Thornley and/or Dr. Abrams related to this or any other transaction.

During the year ended December 31, 2011, DermaStar purchased trade debt from third party vendors totaling $56,087. The amount owed to DermaStar related to this debt is included in the accounts payable – related party line item on the consolidated balance sheet. No amounts were paid to DermaStar related to this debt. DermaStar also made cash payments on behalf of the Company during the year ended December 31, 2011 in the amount of $254,142. On December 31, 2011, the Company made a payment to DermaStar totaling $254,142, as reimbursement for DermaStar’s cash payments made on behalf of the Company. DermaStar, and its members individually, are control persons of the Company. Also Dr. Robert J. Kammer, a director of the Company, and Mark L. Baum, Esq., Executive Chairman of the Company, are managing members and partial owners of DermaStar.

12. RESEARCH AND DEVELOPMENT CREDIT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
RESEARCH AND DEVELOPMENT CREDIT

NOTE 12. RESEARCH AND DEVELOPMENT CREDIT

In November 2010, the Company received a Federal grant amount of $244,479 under the Qualifying Therapeutic Discovery Project that is part of the Patient Protection and Affordable Care Act. The funds were awarded in support of Impracor, the Company’s late-stage topical NSAID product candidate for the treatment of acute soft tissue injuries. The proceeds from this grant were recorded as a reduction in research and development expenses in the accompanying consolidated statement of operations.

13. GAIN ON FORGIVENESS OF LIABILITIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
GAIN ON FORGIVENESS OF LIABILITIES

NOTE 13. GAIN ON FORGIVENESS OF LIABILITIES

On October 2, 2008, the Company entered into a payment agreement with a vendor, settling a balance of $52,598. It was agreed between the Company and the vendor that 50% of the amount owed, or $26,299, would be forgiven and the remainder would be paid in two installments, which were, 50%, or $13,150, upon execution of the payment agreement and $13,149 upon an infusion of capital into the Company. Since the inception of the payment agreement, the amount to be forgiven, $26,299, continued to be recorded as an accounts payable up until the infusion of $1 million from the issuance of the Note in April 2010. When the Note was issued, the final installment payment of $13,149 was paid and the $26,299 was recognized as a gain on forgiveness of liabilities by the Company during the year ended December 31, 2010.

On October 5, 2011, priority claims of former employees in the amount of $119,667 originating as a result of the Company’s Bankruptcy petition filed June 26, 2010 (the “Priority Claimants”), were settled and paid by the Company. These amounts consisted of accrued and owed payroll amounts, accrued vacation and any other claims held against the Company at October 5, 2011. The Priority Claimants were given cash in the amount $47,975 and 300,000 stock options valued at $11,400 (using the Black-Scholes option pricing model to estimate the grant-date fair value) and the difference of $60,292 was recognized as a gain on forgiveness of liabilities during the year ended December 31, 2011.

14. SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company has performed an evaluation of events occurring subsequent to the period end through the filing date of this report. Based on our evaluation, nothing other than the events described below need to be disclosed.

Employment Agreement of Mark L. Baum, Esq. as Chief Executive Officer

On April 1, 2012, the Company’s Board of Directors (the “Board”) appointed Mr. Mark L. Baum, Esq. as the Company’s Chief Executive Officer.  Mr. Baum has served as the Company’s Chairman of the Board of Directors and its Principal Executive Officer and Secretary since December 17, 2011.  Concurrently with Mr. Baum’s appointment to Chief Executive Officer, Mr. Baum resigned from his position as Chairman of the Board.  Mr. Baum will continue to serve as a member of the Company’s Board of Directors and as the Company’s Secretary.  Concurrent with his appointment as Chief Executive Officer, the Company and Mr. Baum entered into an employment agreement effective as of April 1, 2012 (the “Baum Employment Agreement”). Under the terms of the Baum Employment Agreement, Mr. Baum’s initial base annual salary is to be $200,400, with a minimum salary increase of no less than 15% annually, subject to an annual review by the Board. Mr. Baum may be eligible, at the sole discretion of the Board, to receive an annual cash bonus of up to 30% of his annual base salary beginning in the fiscal year ending 2013. Mr. Baum may be terminated by the Company at any time. At the effective date of the Baum Employment Agreement, Mr. Baum and the Company recognize that the Company does not have the financial capacity to offer a full typical Chief Executive Officer severance package.  However, upon the closing of a Qualified Transaction, defined as (i) a debt or equity financing in which gross proceeds to the Company equals or exceeds $10 million; or (ii) completes a corporate partnership transaction that includes gross proceeds to the Company of at least $10 million to support the Company’s general and administrative expenses (each a “Qualified Transaction”), a severance package of at least one year’s pay and continued Company paid healthcare expenses will automatically be instituted.

Also on April 1, 2012, the Company granted to Mr. Baum an option to purchase up to 300,000 shares of Common Stock at an exercise price of $0.90 per share under the Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement.  The option terminates on March 31, 2017 and vests over a two year period, with 75,000 options vesting immediately upon issuance and an additional 9,375 options vesting monthly for the next twenty-four months thereafter. In the event of an involuntary termination of Mr. Baum’s employment, the options issued pursuant to the Baum Option Agreement will vest immediately upon such termination.

Concurrently with Mr. Baum’s resignation as Chairman of the Board, on April 1, 2012, the Company’s Board appointed current director Dr. Robert Kammer as Chairman of the Board.

Advisory Agreement with Dr. Robert Kammer

Effective April 1, 2012, the Company entered into an advisory agreement with director Dr. Robert Kammer (the “Advisory Agreement”) pursuant to which Dr. Kammer will provide certain services to the Company in addition to his services as a director, including, but not limited to, providing management and advice regarding the operations of the registration clinical trials including start-up and on-going clinical operational and development activities, manufacturing and quality control of the clinical and commercial supplies, project and operational management, assistance in the identification of new drug delivery technologies that may be available for acquisition or license and assistance in the development of the Company’s intellectual property. Under the terms of the Advisory Agreement, Dr. Kammer is to be compensated $10,000 per month in the form of Common Stock based on $0.90 price per share being allocated to each dollar of payment due to Dr. Kammer.  Upon the completion of a financing transaction yielding not less than $15,000,000 to the Company, Dr. Kammer may unilaterally choose to be paid in either cash or Common Stock, based on the same $0.90 price per share. The Advisory Agreement has a term of 2 years.

Director Option Grants

On April 1, 2012, the Board of Directors approved the issuance of options to purchase 125,000 shares of Common Stock to each of the Company’s directors, including the Company’s employee and non-employee directors, under the 2007 Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement.  Each of the options has an exercise price of $0.90 per share.  The options have a term of five years and vest quarterly over a one year period, such that options to purchase 31,250 shares vest on each of June 30, 2012, September 30, 2012, December 31, 2012 and March 31, 2013.

On April 1, 2012, in connection with his appointment as Chairman, the Company granted to Dr. Kammer an additional option to purchase up to 300,000 shares of Common Stock at an exercise price of $0.90 per share under the 2007 Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement.  The option terminates on March 31, 2017 and vests over a two year period, with 75,000 options vesting immediately upon issuance, and an additional 9,375 options vesting monthly for the next twenty four months thereafter.

On April 1, 2012, in recognition and consideration for his services as a director to the Company during 2010 and 2011, the Board approved the issuance to Dr. Jeff Abrams of an additional option to purchase 300,000 shares of the Company’s common stock with an exercise price of $0.90 per share under the 2007 Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement.  The option has a ten year term and vests monthly over a one year period.

Private Placement Offering

On April 20, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with certain accredited investors (the “Investors”) relating to the sale and issuance of 10,058,455 units (each, a “Unit”) consisting of one share of the Company’s common stock (“Common Stock”) and a warrant (each, a “Warrant”) to purchase up to one-fourth of a share of the Company’s Common Stock at an exercise price of $1.185 per share, at a price per Unit of $0.79 (the “Private Placement”).  The Private Placement closed on April 25, 2012 (the “Closing Date”).  In connection with the Private Placement, the Company issued an aggregate of 10,058,455 shares of Common Stock and Warrants to purchase an aggregate of 2,514,642 shares of Common Stock, for aggregate gross proceeds to the Company of approximately $7.95 million.

The Warrants have a term of three years and are exercisable any time after April 25, 2012 (the “Initial Exercise Date”).  The Company may require that the Investors exercise the Warrants in whole, but not in part, at any time within twenty (20) business days after the occurrence of the following: (i) the volume weighted average price of the Company’s Common Stock for ten (10) consecutive trading days is equal to or greater than the exercise price of the Warrant; (ii) the Company has received a Filing Review Notification from the U.S. Food and Drug Administration regarding the status of the Company’s Impracor topical non-steroidal anti-inflammatory drug; and (iii) sufficient shares of Common Stock are authorized and reserved for issuance upon the full exercise of the Warrant.

DermaStar Line of Credit Conversion

As described in Note 4, the Company entered into the Line of Credit Agreement with DermaStar on December 9, 2011.  The Line of Credit Agreement provided for advances to the Company of up to an aggregate of $750,000.  As of April 20, 2012, the aggregate principal balance owing under the Line of Credit was $750,000.  Effective April 20, 2012, the Company and DermaStar entered into a Promissory Note Conversion Agreement (the “Conversion Agreement”) wherein the parties agreed that the entire outstanding principal balance of the Promissory Notes and all related accrued interest, totaling $762,534, would be converted into Units at a rate of $0.79 per Unit, consistent with the terms of the issuance of the Units in the Private Placement, effective upon the closing of the Private Placement.  On the Closing Date, DermaStar was issued a total of 965,233 shares of Common Stock and a related Warrant to purchase an aggregate of 241,308 shares of Common Stock at an exercise price of $1.185 per share upon conversion of the outstanding principal balance and unpaid interest under the Line of Credit. The warrant issued to DermaStar is substantially the same as the form of Warrant issued in the Private Placement.  The Line of Credit has since been terminated.